1933 Act Registration No. 2-95930
                       1940 Act Registration No. 811-4546


    As filed with the Securities and Exchange Commission on February 26, 1998


--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 30


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                Amendment No. 30


                        (Check appropriate box or boxes.)

                          VAM Institutional Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

        90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 376-7000
              (Registrant's Telephone Number, including Area Code)

                                 Thomas J. Abood
        90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

                                    Copy to:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):
   --X-   immediately upon filing pursuant to paragraph (b)of Rule 485
   ----   on (specify date) pursuant to paragraph (b) of Rule 485
   ----   60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ----   on (specify date) pursuant to paragraph (a)(1) of Rule 485
   ----   75 days after filing pursuant to paragraph (a)(2) of Rule 485
   ----   on (specify date) pursuant to paragraph (a)(2) of Rule 485
--------------------------------------------------------------------------------

              Cross Reference Sheet for Items required by Form N-1A
                         (VAM Institutional Funds, Inc.)

Item No. of
Form N-1A                   Caption in Prospectus

     1    Cover Page
     2    Fees and Expenses
     3    Not Applicable
     4 Investment Objectives and Policies; Risks and Characteristics of Securities and Investment Techniques; Investment Restrictions; General Information
     5    Management; General Information
     6    Distributions to Shareholders and Taxes; General Information
     7    How to Purchase Shares; Exchange Privilege; Management;
          Determination of Net Asset Value
     8    How to Sell Shares
     9    Not Applicable

              Caption in Statement of Additional Information
     10   Cover Page
     11   Table of Contents
     12   Additional Information
     13   Investment Policies and Restrictions
     14   Directors and Executive Officers of the Funds
     15   Directors and Executive Officers of the Funds
     16 Directors and Executive Officers of the Funds; The Investment Adviser, Sub-Adviser, Administrative Services, Expenses and Brokerage
     17 The Investment Adviser, Sub-Adviser, Administrative Services, Expenses and Brokerage
     18   Not Applicable
     19   Net Asset Value and Public Offering Price
     20   Taxes
     21   The Investment Adviser, Sub-Adviser, Administrative Services,
          Expenses and Brokerage 22 Calculation of Performance Data
     23   Financial Statements




                           Incorporation by Reference
                                       and
                                Explanatory Note


         This post-effective amendment No. 30 to the registration statement of VAM Institutional Funds, Inc. (the "Company") includes the prospectus and statement of additional information relating to the VAM Short Duration Total Return Fund, VAM Intermediate Duration Total Return Fund, VAM Core Total Return Fund, VAM Mid Cap Stock Fund, VAM Growth Stock Fund, and the prospectus and statement of additional information relating to the VAM Financial Institutions Intermediate Duration Portfolio and VAM Financial Institutions Core Portfolio.

         The Part A (Prospectus), Part B (Statement of Additional Information) and Part C (Other Information) relating to the Segall Bryant and Hamill Growth & Income Fund are hereby incorporated by reference from Post-Effective Amendment No. 29 to the Registration Statement of the Company (File Nos. 2-95930 and 811-4546) filed on August 4, 1997.



-------------------------------------------------------------------------------

         VAM Institutional Funds, Inc. (the "Company") is an open-end management investment company, or mutual fund, which offers its shares in separate diversified investment portfolios (the "Funds"), each with its own investment objective and policies. This prospectus relates to shares of the five Funds listed below. The Funds are primarily designed to provide pension and profit sharing plans, employee benefit trusts, endowments, foundations, other institutions, corporations and high net worth individuals access to the professional investment management services offered by Voyageur Asset Management LLC (the "Adviser" or "VAM LLC"), which serves as investment adviser to the Funds.


                      VAM Short Duration Total Return Fund
                   VAM Intermediate Duration Total Return Fund
                           VAM Core Total Return Fund
                             VAM Mid Cap Stock Fund
                              VAM Growth Stock Fund

         The investment objective of each Fund, along with a detailed description of the types of securities in which each Fund may invest and the investment policies and restrictions applicable to each Fund, are set forth in this Prospectus. There is no assurance that any Fund's investment objective will be achieved.

         The Funds are no-load which means that there is no sales charge when you buy or redeem shares.

          Investors should read and retain this Prospectus for future reference. The Funds' shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency. An investment in any of the Funds involves investment risk, including the possible loss of principal due to fluctuations in the applicable Fund's net asset value.


         This Prospectus sets forth certain information about the Funds that a prospective investor ought to know before investing. Investors should read and retain this Prospectus for future reference. A Statement of Additional Information about the Funds dated February 26, 1998 is available free of charge. Write to the Funds at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402 or telephone 612-376-7030 or 800-277-3862. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                Prospectus dated February 26, 1998

                                TABLE OF CONTENTS


                                                                           Page

Fees and Expenses.....................................................        3


Financial Highlights..................................................        4

Investment Objectives and Policies....................................        5

Investment Techniques, Strategies and Risks...........................       16

Investment Restrictions...............................................       22

How to Purchase Shares................................................       23

How to Sell Shares....................................................       24

Exchange Privilege....................................................       25

Management............................................................       26

Determination of Net Asset Value......................................       28

Distributions to Shareholders and Taxes...............................       29

Investment Performance................................................       30

General Information...................................................       31


                                FEES AND EXPENSES

         Each Fund is offered to investors on a no-load basis, without any sales commissions or distribution ("12b-1 plan") charges.


         Annual Fund Operating Expenses (after fee waivers and expense reimbursements as a percentage of average net assets)



                                                              Investment
                                                               Advisory            Other            Total Operating
                                                                 Fees            Expenses*             Expenses*
                                                              (after fee      (after expense         (after expense
                                                               waivers)       reimbursements)       reimbursements)
                                                            -------------- ---------------------  --------------------
     VAM Short Duration Total Return Fund....................    .25%              .25%                 .50%
     VAM Intermediate Duration Total Return Fund.............    .25%              .25%                 .50%
     VAM Core Total Return Fund .............................    .25%              .25%                 .50%
     VAM Mid Cap Stock Fund .................................    .75%              .25%                1.00%
     VAM Growth Stock Fund...................................    .75%              .25%                1.00%


*    If fees were not reimbursed or waived (i) Other Expenses are estimated to be approximately .50% for each Fund; Investment Advisory fees would be .50% for each of Short Duration Total Return Fund,
     Intermediate Total       Return Fund and Core Total Return Fund and 1.00% for Mid Cap Stock
     Fund and Growth Stock Fund and (ii) Total Operating Expenses are estimated (on an annual basis assuming certain asset levels) to be approximately 1.00% for each of Short Duration Total Return
     Fund, Intermediate Duration Total Return Fund and Core Total Return Fund and approximately 1.50%
     for each of Mid Cap Stock Fund and Growth Stock Fund.  As of the date hereof, only VAM Mid Cap
     Stock Fund has commenced investment operations.


Example

         You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                                           1 Year              3 Years
                                                                           ------------------  --------------
     VAM Short Duration Total Return Fund ........................           $   5           $   16
     VAM Intermediate Duration Total Return Fund..................           $   5           $   16
     VAM Core Total Return Fund...................................           $   5           $   16
     VAM Mid Cap Stock Fund.......................................           $  10           $   32
     VAM Growth Stock Fund .......................................           $  10           $   32

         The examples contained in the table should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. The purpose of the above Fees and Expenses table is to assist the investor in understanding the various costs and expenses that investors in the Funds will bear directly or indirectly. Other Expenses set forth in the table are based on estimated amounts (after expense reimbursements) for the current fiscal year. The Adviser has voluntarily agreed to absorb expenses for each Fund through October 31, 1998, to the extent that Total Operating Expenses exceed the amounts set forth in the table above.

                              FINANCIAL HIGHLIGHTS

         The following table shows certain per share data and selected information for a share of capital stock outstanding during the indicated periods for the Fund. This information has been audited by KPMG Peat Marwick LLP, independent auditors, and should be read in conjunction with the financial statements of the Fund contained in its annual report. An annual report of the Fund can be obtained without charge by contacting the Fund at 800-277-3862. In addition to financial statements, the annual report contains further information about performance of the Fund.

                                                                                        Period from
                                                                                   September 1, 1997 <F1>to
VAM Mid Cap Stock Fund                                                               October 31, 1997
----------------------                                                               ----------------
         Net asset value:
              Beginning of period................................................          $10.00
                                                                                           ------

         Operations:
              Net investment income (loss).......................................            --
              Net realized and unrealized gain on investments....................            (.31)
                                                                                           -------
                  Total from operations..........................................            (.31)
                                                                                           -------

         Net asset value:
              End of period......................................................           $9.69
                                                                                            =====

         Total investment return <F2>............................................          (3.10%)

         Net assets at end of period (000's omitted).............................           $644

         Ratios:
              Expenses to average net assets ....................................          1.00% <F3>
              Net investment income (loss) to average net assets.................          (.12%)<F3>

         Portfolio turnover rate (excluding short-term securities)...............           2.8%
         Average commission rate.................................................          $0.06

         Notes to Financial Highlights

<F1>           1 Commencement of operations.
<F2>           2 Total investment return is based on the change in net asset value of a share during the period and assumes investment of distributions at net asset value.
<F3>           3 Annualized.






                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective and policies of each Fund are described below. Each Fund's investment objective is fundamental, which means that it cannot be changed without the approval of a majority of the respective Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Unless otherwise stated, the investment policies, techniques and strategies discussed below represent nonfundamental policies of each Fund and may be changed by action of the Board of Directors.

         Because each Fund has different investment policies, each is subject to varying degrees of financial, market and credit risks. Therefore, investors should carefully consider the investment objective, investment policies and potential risks of any Fund before investing. There are risks in any investment program and there is no assurance that a Fund's investment objective will be achieved. The value of each Fund's shares will fluctuate with changes in the market value of its investments.

THE FIXED INCOME FUNDS

         VAM Short Duration Total Return Fund, VAM Intermediate Duration Total Return Fund and VAM Core Total Return Fund (the "Fixed Income Funds") invest primarily in debt securities and are therefore subject to interest rate risk and credit risk. Interest rate risk is the risk that rising interest rates will make bonds issued at lower interest rates worth less. As a result, the value of each Fund's shares will vary. To the extent that a Fund invests in non-U.S. Government securities, it will be subject to credit risk, which is the risk that a bond issuer will fail to make timely payments of interest or principal. The Funds will also be subject to prepayment risk and extension risk to the extent they invest in mortgage-related securities. See "Characteristics and Risks of Certain Debt Securities--Mortgage-Related Securities."

         Other investment techniques used by the Funds also pose certain risks. See "Investment Techniques, Strategies and Risks."

VAM Short Duration Total Return Fund, VAM Intermediate Duration Total Return Fund and VAM Core Total Return Fund



         The investment objective of each Fund is to achieve as high a level of total return as is consistent with reasonable risk and with the average effective duration of its respective portfolio securities. In normal circumstances, VAM Short Duration Total Return Fund ("Short Fund") seeks to maintain an average effective portfolio duration ranging from zero to three years, VAM Intermediate Duration Total Return Fund ("Intermediate Fund") seeks to maintain an average effective portfolio duration ranging from two and one-half to four and one-half years and VAM Core Total Return Fund ("Core Fund") seeks to maintain an average effective portfolio duration ranging from three and one-half to seven years. Effective duration estimates the interest rate risk of a portfolio of securities. See " --Duration," below. The total return sought by each Fund is a combination of income and capital appreciation. The Adviser emphasizes income in selecting securities for the Funds, but also considers the potential for changes in value resulting from changes in interest rates, individual issuers' credit standing and other factors.



         Each Fund seeks to realize its objective by investing in a diversified portfolio of U.S. Government securities (including mortgage-related securities), corporate bonds and other fixed-income securities, including privately issued mortgage-backed securities, asset-backed securities, convertible bonds and short-term fixed-income securities. Each Fund's investments in mortgage-related securities may include derivative mortgage securities. The Funds will not, however, invest in any derivative mortgage securities that have risk characteristics which, in the opinion of the Adviser, are greater than those of the underlying collateral. The Funds also may invest in fixed-income securities issued by foreign governmental and nongovernmental issuers and foreign index linked securities. The Funds' investments in foreign securities (which include securities issued by both governmental and nongovernmental issuers) will be limited to no more than 25% of the respective Fund's total assets and will consist only of U.S. dollar denominated securities.

         The securities in each Fund's portfolio will have an overall dollar-weighted average quality of at least A (as rated by S&P or Moody's). In determining a Fund's overall dollar-weighted average quality, unrated securities are treated as if rated, based on the Adviser's view of their comparability to rated securities. However, each Fund may invest up to 15% of its net assets in securities that are rated lower than BBB by S&P or lower than Baa by Moody's but rated at least B by S&P or Moody's (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). Securities rated Baa are considered by Moody's as medium-grade obligations which lack outstanding investment characteristics and in fact have speculative characteristics as well, while securities rated BBB are regarded by S&P as having an adequate capacity to pay principal and interest. Securities rated lower than Baa or BBB are sometimes referred to as "high yield" or "junk" bonds. See "Investment Policies and Restrictions--High Yield Securities" in the Statement of Additional Information for a discussion of the risks of investing in high yield securities. The Funds may be more dependent on the Adviser's investment analysis with respect to securities for which a comparable quality determination is made than is the case with respect to rated securities. See Appendix A to the Statement of Additional Information for a description of Moody's and S&P ratings applicable to fixed income securities.

         Each Fund may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which a Fund owns or anticipates purchasing due to anticipated changes in interest rates. The Funds may enter into swap agreements for purposes of attempting to obtain a particular investment return at a lower cost to the Fund than if the Fund had invested directly in an instrument that provided that desired return. In addition, the Funds may purchase securities on a when-issued basis and purchase or sell securities on a forward commitment basis, lend their securities to brokers, dealers and other financial institutions to earn income, and enter into reverse repurchase agreements as a means of borrowing money for investment purposes. The foregoing techniques involve special risk considerations. See "Investment Techniques, Strategies and Risks" for a description of these techniques and a discussion of the risks involved in their use.

Duration

         Duration is one of the fundamental tools used in portfolio selection for the Fixed Income Funds. Duration estimates the interest rate risk (price volatility) of a security, i.e., how much the value of the security is expected to change with a given change in interest rates. Generally, the longer a security's effective duration, the more sensitive its price is to changes in interest rates. For example, if interest rates were to increase by 1%, the market value of a bond with an effective duration of five years would decrease by about 5%, with all other factors being consistent.

         Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.


         Futures, options and options on futures have durations which, in general, are closely related to the duration of the underlying securities . Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount as holding an equivalent amount of the underlying securities. Short futures or put option positions have durations roughly equal to the negative duration of the underlying securities and have the effect of reducing portfolio duration by approximately the same amount as selling an equivalent amount of the underlying securities.


         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is up to 30 years, but current prepayment rates are more critical in determining such securities' interest rate exposure. In these and other similar situations, the Adviser will use more sophisticated analytical techniques involving estimates that incorporate the economic life of a security into the determination of its interest rate exposure. Deviations from these estimates in the actual prepayments experienced, however, may significantly affect the ultimate maturity of the security and, in such an event, the maturity, duration and risk characteristics of the security may be significantly greater or less than intended.

Characteristics and Risks of Certain Debt Securities

         The following describes in greater detail some of the types of securities in which the Fixed Income Funds invest.

U.S. Government Securities.

         Each Fixed Income Fund may invest in U.S. Government securities. U.S. Government securities are issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The current market prices for such securities are not guaranteed and will fluctuate as will the net asset value of the Funds. Some U.S. Government securities, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and still others are supported only by the credit of the instrumentality.

         U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately and evidences of receipt of such securities. Such securities may pay no cash income and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities.

Mortgage-Related Securities.


         The Fixed Income Funds' investments in U.S. Government securities may include investments in mortgage-related securities and each Fixed Income Fund may invest in mortgage-related securities issued by private issuers. Mortgage-related securities, as the term is used in this Prospectus, include mortgage pass-through securities, adjustable rate mortgage securities and derivative mortgage securities such as collateralized mortgage obligations and stripped mortgage-backed securities. The investment characteristics of mortgage-related securities differ from those of traditional fixed-income securities. The major differences include the fact that interest payments and principal repayments on mortgage-related securities are made more frequently (usually monthly), and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. Mortgage-related securities are subject to both prepayment risk and extension risk. Prepayment risk is the risk that unanticipated prepayments of the underlying mortgages will occur. Unanticipated prepayments generally occur when, as a result of falling interest rates, homeowners refinance their home mortgages. Generally, these unanticipated prepayments must then be invested at lower interest rates, reducing the income of the Fund. In addition, when interest rates fall, prices of mortgage-backed securities may not rise as much as prices of other comparable fixed income securities because investors may anticipate an increase in mortgage prepayments. Extension risk is the risk that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-duration at the time of purchase into a long-duration security. Long-duration securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-duration securities.


         Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the underlying mortgage loans (net of fees paid to the issuer or guarantor of the securities).


         Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While values of ARMS, like other fixed-income securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other fixed-income securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

         Collateralized mortgage obligations ("CMOs") are derivative mortgage-related instruments. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. The principal and interest payments on the underlying mortgages or mortgage pass-through securities may be allocated among the several classes of a CMO in many ways. For example, certain classes may have variable or floating interest rates and others may be stripped securities which provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to certain of the individual classes than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO class, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the classes of a CMO, one or more classes generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these classes are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of theses classes, the market prices of and yields on the classes are generally more volatile. The Funds will not invest in classes that the Adviser believes have risk characteristics greater than those of the underlying collateral, including any classes that have an imbedded leverage component. Classes in which the Funds will not invest include "interest only" or "IO" classes, "principal only" or "PO" classes, "inverse floaters," "companion bonds," "Z classes" and "inverse IOs." The Funds also will not invest in stripped mortgage-backed securities.

         CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying a Fund's investment policies.

Asset-Backed Securities.

         Each Fixed Income Fund may invest in asset-backed securities. Such securities represent the application of the securitization techniques used to develop mortgage-related securities to a broad range of other assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure.

         In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. As with mortgage-related securities, asset-backed securities are often backed by a pool of assets representing obligations of a number of different parties and use various credit enhancement techniques.

         Generally, asset-backed securities involve many of the risks associated with mortgage-related securities; however, asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

Foreign Securities.

         Each Fixed Income Fund may invest in foreign fixed income securities denominated in U.S. dollars.

         Securities of Supranational Organizations. Each Fixed Income Fund may invest in fixed-income securities issued or guaranteed by supranational organizations. Such organizations are entities designated or supported by a government or government entity to promote economic development, and include, among others, the Asian Development Bank, the European Coal and Steel Community, the European Economic Community and the World Bank. These organizations do not have taxing authority and are dependent upon their members for payments of interest and principal. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. Securities issued by supranational organizations may be denominated in U.S. dollars or in foreign currencies. Short Fund, Intermediate Fund and Core Fund will invest only in those securities denominated in U.S. dollars. Securities issued or guaranteed by supranational organizations are considered by the Securities and Exchange Commission to be securities in the same industry. Therefore, no Fund will concentrate 25% or more of the value of its assets in securities of a single supranational organization.

         Brady Bonds. Each Fixed Income Fund may invest in Brady Bonds, which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         Depository Receipts and Depository Shares. Each Fixed Income Fund may invest in ADRs or other similar securities, such as American Depository Shares, Global Depository Receipts and Global Depository Shares. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. American Depository Shares are convertible into securities of foreign issuers. Global Depository Receipts, which are generally issued by foreign banks and evidence ownership of either foreign or domestic securities, and Global Depository Shares are typically issued in bearer form and are designed for use in European and other international securities markets. Global Depository Receipts and Global Depository Shares may not necessarily be denominated in the same currency as the securities into which they may be converted.

         ADRs, which are U.S. dollar-denominated receipts, are typically issued by domestic banks or trust companies, and represent the deposit with those entities of securities of a foreign issuer. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR. The Funds may invest in ADRs through both sponsored and unsponsored arrangements.

         Generally, ADRs, in registered form, are designed for use in U.S. securities markets. As a result of the absence of established securities markets and publicly owned corporations in certain foreign countries as well as restrictions on direct investment by foreign entities, the Funds may be able to invest in such countries solely or primarily through ADRs or similar securities and government approved investment vehicles. No more than 5% of a Fund's total assets will be invested in ADRs sponsored by persons other than the underlying issuers. Issuers of the stock of such unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs.

         Risks of Investing in Foreign Securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. There is generally less publicly available information about foreign companies than is available about companies in the United States. Foreign companies are not subject to uniform audit and financial reporting standards, practices and requirements comparable to those in the United States. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than domestic custodial arrangements and transaction costs of foreign currency conversions.

         Foreign securities involve currency risks. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The U.S. dollar value of a foreign security tends to decrease when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be returned to the country of origin, based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign Index Linked Securities.

         Each Fixed Income Fund may invest up to 10% of its total assets in instruments that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("Foreign Index Linked Securities"). A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries or the differential in interest rates between particular countries. In the case of Foreign Index Linked Securities linking the principal amount to a foreign index, the amount of principal payable by the issuer at maturity will increase or decrease in response to changes in the level of the foreign index during the term of the Foreign Index Linked Securities. In the case of Foreign Index Linked Securities linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the Foreign Index Linked Security. Foreign Index Linked Securities may be issued by a U.S. or foreign governmental agency or instrumentality or by a private domestic or foreign issuer. Only Foreign Index Linked Securities issued by foreign governmental agencies or instrumentalities or by foreign issuers will be considered foreign securities for purposes of the Funds' investment policies and restrictions.

         Foreign Index Linked Securities may offer higher yields than comparable securities linked to purely domestic indexes but also may be more volatile. Foreign Index Linked Securities are relatively recent innovations for which the market has not yet been fully developed and, accordingly, they typically are less liquid than comparable securities linked to purely domestic indexes. In addition, the value of Foreign Index Linked Securities will be affected by fluctuations in foreign exchange rates or in foreign interest rates. If the Adviser is incorrect in its prediction as to the movements in the direction of particular foreign currencies or foreign interest rates, the return realized by a Fund on Foreign Index Linked Securities may be lower than if the Fund had invested in a similarly rated domestic security.

Corporate Fixed-Income Securities.

         Each Fixed Income Fund may each invest in corporate fixed-income securities, which include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.

         Fixed-income securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities. The rate of return or return of principal on some fixed-income obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. See "--Foreign Index Linked Securities."

         The Fixed Income Funds' investments in corporate fixed-income securities may also include zero coupon, pay-in-kind and delayed interest securities. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Pay-in-kind securities pay interest through the issuance to the holders of additional securities. Delayed interest securities are securities that remain zero coupon securities until a predetermined date at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Because interest on zero coupon, pay-in-kind and delayed interest securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than the values of securities that distribute income regularly and they may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, a Fund's investments in zero coupon, pay-in-kind and delayed interest securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes a portion of the difference between a zero coupon security's maturity value and its purchase price is taxable income of the Fund each year.

THE EQUITY FUNDS

General

         VAM Mid Cap Stock Fund ("Mid Cap Fund") and VAM Growth Stock Fund ("Growth Fund") (collectively, the "Equity Funds") invest in common stocks and are therefore subject to market risk. Market risk is the risk that a security will be worth less when it is sold than when it was bought due to any number of factors, including reduced demand or loss of investor confidence in the market. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. As a result, the value of each Fund's shares will vary. Because of the risks associated with common stock investments, the Funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Investors should be willing to accept the risk of the potential for sudden, sometimes substantial declines in market value.


         Companies in which Mid Cap Fund invests may involve certain special risks. Mid cap or medium capitalization companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. The securities of mid cap companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Thus, shares of Mid Cap Fund may be subject to greater fluctuation in value than shares of a more conservative equity fund.


         The investment techniques used by the Funds also pose certain risks. See "Investment Techniques, Strategies and Risks."

Investment Objectives and Policies of Mid Cap Fund and Growth Fund


         The investment objective of Mid Cap Fund is long-term capital appreciation. The Fund will attempt to achieve its objective by investing primarily (at least 65% of its total assets under normal market conditions) in common stocks of mid-sized companies which the Adviser believes have the potential for high earnings growth. The mid-sized companies in which the Fund invests have stock market capitalizations within the range of market capitalizations for those companies included in the S&P MidCap 400 Index ($212 million to $13.5 billion as of December 31, 1997) or the Russell 2000 Index ($321 million to $2.0 billion as of December 31, 1997) at the time of purchase. Mid Cap Fund has been designed to provide investors with potentially greater long-term rewards than provided by an investment in a fund that seeks capital appreciation from common stocks with more established earnings histories.


         Mid Cap Fund will invest in common stocks of companies which the Adviser believes to be undervalued and to have the potential for high earnings growth. Companies in which the Fund invests generally will meet one or more of the following criteria: high historical earnings-per-share growth; high projected future earnings-per-share growth; an increase in research analyst earnings estimates; attractive relative price to earnings ratios; and high relative discounted cash flows. In selecting the Fund's investments, the Adviser also focuses on companies with capable management teams, strong industry positions, sound capital structures, high returns on equity, high reinvestment rates and conservative financial accounting policies.

         The investment objective of Growth Fund is long-term capital appreciation. The Fund will attempt to achieve its objective by investing primarily (at least 65% of its total assets under normal market conditions) in common stocks diversified among individual companies and industries.

         Growth Fund will invest in common stocks of companies which the Adviser believes offer the potential for long-term capital appreciation. Some of the factors the Adviser will consider in making the Fund's investments are increasing demand for a company's products or services, the belief that a company's securities are temporarily undervalued, the development of new or improved products or services, the probability of increased operating efficiencies, changes in management, emphasis on research and development, cyclical conditions, or possible mergers or acquisitions.

         Up to 10% of each Equity Fund's total assets may be invested in foreign securities. See "--The Fixed Income Funds--Characteristics and Risks of Certain Debt Securities--Foreign Securities--Risks of Investing in Foreign Securities" for a discussion of the risks associated with investments in foreign securities.

         Each Equity Fund may also invest in preferred stocks, convertible bonds, convertible debentures, convertible notes, convertible preferred stocks and warrants or rights. To the extent that a Fund invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings, if any, of those securities will not be an important factor in their selection. For more information on warrants, see "Investment Policies and Restrictions-- Warrants" in the Statement of Additional Information. In addition, as a means of regulating exposure to the equity markets, the Equity Funds may invest to the extent permitted by law in securities issued by other registered investment companies, including those traded on securities exchanges, that invest principally in securities in which the respective Fund is authorized to invest. To the extent a Fund invests in other investment companies, the Fund's shareholders will incur certain duplicate fees and expenses, including investment adviser fees. Exchange traded investment company securities typically trade at prices that differ from the company's net asset value per share and often trade at a discount to net asset value. The Equity Funds will purchase exchange traded investment company securities only in the secondary market and not in an initial offering.

         The Equity Funds may write covered put and call options on the securities in which they may invest, purchase put and call options with respect to such securities, and enter into closing purchase and sale transactions with respect thereto. The Equity Funds may also purchase and write put and call options on stock indexes listed on national securities exchanges. In addition, solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in the market, the Equity Funds may enter into stock index futures contracts and interest rate futures contracts, purchase and write put or call options on such contracts, and close such contracts and options. Each Equity Fund may purchase and sell securities on a when-issued or delayed-delivery basis and enter into forward commitments to purchase securities, lend its securities to brokers, dealers and other financial institutions to earn income, and enter into reverse repurchase agreements as a means of borrowing money for investment purposes. See "Investment Techniques, Strategies and Risks."

TEMPORARY INVESTMENTS

         Each Fund may retain all its assets in cash or invest in short-term money market instruments when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate. Even when a Fund is fully invested, normally up to 5% of the Fund's total assets will be held in short-term money market securities and cash to pay redemption requests and Fund expenses. Investments in short-term money market securities may include obligations of the U.S. Government and its agencies and instrumentalities, time deposits, bank certificates of deposit, bankers' acceptances, high-grade commercial paper and other money market instruments. See "Investment Objectives, Policies and Restrictions" in the Statement of Additional Information.

                   INVESTMENT TECHNIQUES, STRATEGIES AND RISKS

         The following discussion describes in greater detail some of the investment techniques that the Funds may employ from time to time. Additional information may be found in the Statement of Additional Information.

Illiquid Securities

         Each Fund may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be sold in the ordinary course of business within seven days at approximately the price at which the Fund has valued the securities. Each Fund may invest in nonpublicly traded securities (commonly referred to as "restricted securities"), which are securities that subject to contractual or legal restrictions on transfer.


         "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid, since they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. In 1990, however, the Securities and Exchange Commission adopted Rule 144A under the 1933 Act, which provides a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers," as defined in the rule. The result of this rule has been the development of a more liquid and efficient institutional resale market for restricted securities. Thus, restricted securities issued under Rule 144A are no longer necessarily illiquid. The Funds may therefore invest in Rule 144A securities and treat them as liquid when they have been determined to be liquid by the Board of Directors of the Company or by the Adviser subject to the oversight of and pursuant to procedures adopted by the Board of Directors. Similar determinations may be made with respect to commercial paper issued in reliance on the so-called "private placement" exemption from registration under Section 4(2) of the 1933 Act.


         Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Fund may be restricted in its ability to sell such securities at a time when the Adviser deems it advisable to do so. In addition, in order to meet redemption requests, a Fund may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

         A Fund's purchase of Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Fund.

Repurchase Agreements

         Each Fund may engage in repurchase agreement transactions with respect to instruments in which the Fund is authorized to invest. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. In these transactions, the Fund will hold collateral at its custodian bank having a total value equal to or in excess of the repurchase price. In entering into a repurchase agreement, a Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral during the period in which the Fund seeks to assert its rights to such collateral, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement. Repurchase agreements maturing in more than seven days are considered illiquid and subject to each Fund's restriction on investing in illiquid securities.

Reverse Repurchase Agreements

         Each Fund may engage in "reverse repurchase agreements" with banks and securities dealers in an amount up to one-third of the Fund's total assets. Reverse repurchase agreements will be used as a means of borrowing for investment purposes. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. At the time a Fund enters into a reverse repurchase agreement, cash, U.S. Government securities or other liquid securities having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be maintained throughout the period of the obligation. The use of reverse repurchase agreements by a Fund creates leverage, which increases a Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case.

Borrowing

         Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to one-third of the value of the Fund's total assets. Reverse repurchase agreements are not included in this limitation. See "--Reverse Repurchase Agreements" above. Interest paid by a Fund on borrowed funds would decrease the net earnings of that Fund. None of the Funds will purchase portfolio securities while outstanding borrowings (other than reverse repurchase agreements) exceed 5% of the value of the Fund's total assets. Each Fund may mortgage, pledge or hypothecate its assets to secure temporary or emergency borrowing. The policies set forth in this paragraph are fundamental and may not be changed with respect to a Fund without the approval of a majority of that Fund's shares.

When-Issued Securities

         Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Funds will not accrue income with respect to when-issued or forward commitment securities prior to their stated delivery date. Pending delivery of the securities, each Fund maintains in a segregated account cash or liquid securities in an amount sufficient to meet its purchase commitments. The Funds will likewise segregate securities they sell on a forward commitment basis.

         The purchase of securities on a when-issued or forward commitment basis exposes a Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. A Fund's purchase of securities on a when-issued or forward commitment basis while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares. Placing securities rather than cash in the segregated account referred to in the previous paragraph may have a leveraging effect on a Fund's net asset value per share; that is, to the extent that a Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued or forward commitment basis, greater fluctuations in its net asset value per share may occur than if it had set aside cash to satisfy its purchase commitments.

Mortgage Dollar Rolls

         Consistent with their ability to purchase securities on a when-issued or forward commitment basis, each Fixed Income Fund may enter into mortgage "dollar rolls" in which a Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund entering into the dollar roll gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what such performance would have been without the use of mortgage dollar rolls. Each Fund entering into mortgage dollar roll transactions will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the Adviser's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. In addition, as discussed above with respect to when-issued and forward commitment purchases, the use of mortgage dollar rolls by a Fund while remaining substantially fully invested in securities may result in greater fluctuations in the net asset value of a Fund's shares than would have occurred had the Fund set aside cash to satisfy its purchase commitments.

Loans of Portfolio Securities

         For the purpose of achieving income, each Fund may lend portfolio securities up to one-third of the value of its total assets to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will receive collateral in the form of cash, U.S. Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. The value of the collateral and of the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount on interest income from the borrower. However, the amounts received by the Fund may be reduced by finders' fees paid to broker-dealers and related expenses.

Hedging Techniques

         To the extent permitted by the investment objective and policies of each Fund, the Funds may purchase and sell put and call options on securities and securities indexes, enter into futures contracts and use options on futures contracts as further described below. Certain Funds also may enter into swap agreements with respect to interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates or securities prices, to generate income, to facilitate allocation of a Fund's investments among asset classes or otherwise as part of their overall investment strategies. The Funds will maintain segregated accounts consisting of cash, U.S. Government securities, or other liquid securities (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover their obligations under options and futures contracts to avoid leveraging of the Funds.

         Options. A Fund may purchase put options on securities to protect holdings on an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

         The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase above the exercise price in the underlying securities, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

         The Funds may purchase and sell both exchange traded options and over-the-counter options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options.

         Futures Contracts and Options on Futures Contracts. Certain Funds may invest, as set forth under "Investment Objectives and Policies," in interest rate futures contracts, stock index futures contracts and options thereon ("futures options").

         There are several risks associated with the use of futures and futures options for hedging purposes. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

         The Funds will only enter into futures contracts or futures options which are standardized and traded on a U.S. exchange or board of trade, or similar entity, or quoted on an automated quotation system. Each Fund will use financial futures contracts and related options only for "bona fide hedging" purposes, as such term is defined in applicable regulations of the Commodity Futures Trading Commission or, with respect to positions in financial futures and related options that do not qualify as "bona fide hedging" positions, will enter such non-hedging positions only to the extent that aggregate initial margin deposits plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Fund's total assets.

         Swap Agreements. The Fixed Income Funds may enter into interest rate and securities index swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to such Funds than if such Funds had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.


         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Portfolio Turnover

         It is anticipated that under normal market conditions, the annual rate of portfolio turnover will not exceed 250% for Short Fund, 200% for Intermediate Fund, 150% for Core Fund, 200% for Mid Cap Fund and 75% for Growth Fund. A 100% portfolio turnover rate would occur, for example, if all of the securities in a Fund's portfolio (other than short-term securities) were replaced once during the fiscal year. Portfolio turnover could be greater than the rates indicated above in periods of unusual market movement and volatility. A higher portfolio turnover rate would result in higher brokerage commissions or other transactional expenses, which must be borne, directly or indirectly, by a Fund and ultimately by the Fund's shareholders. High portfolio turnover also may increase short-term capital gains, which are taxable as ordinary income when distributed to shareholders. For information on how portfolio turnover rate is calculated, see "Investment Objectives and Policies--Portfolio Turnover" in the Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

         Each Fund has adopted certain investment restrictions in addition to those set forth above, which are set forth in their entirety in the Statement of Additional Information. Certain of these restrictions are fundamental and cannot be changed without shareholder approval, including the following: (1) No Fund, with respect to 75% of its total assets, will invest more than 5% of its total assets (taken at market value at the time of such investment) in securities of any one issuer, except that this restriction does not apply to U.S. Government Securities. (2) No Fund will concentrate 25% or more of its total assets in any particular industry, except that this restriction does not apply to U.S. Government Securities. Except for each Fund's policy regarding borrowing and investments in illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

                             HOW TO PURCHASE SHARES

General


         Shares of each Fund are purchased at the net asset value per share next calculated after receipt of the purchase order, without a sales charge. The minimum initial investment in each Fund is $500,000 and the minimum additional investment is $10,000. Purchases of Fund shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued. Each Fund reserves the right, in its absolute discretion, to reject any order for the purchase of its shares.


         Shares of the Funds may be purchased by opening an account either by mail or by phone. An order will be deemed to have been placed at the time that payment is received. Dividend income begins to accrue on the day that payment is received. If payment is made by check, payment is considered received on the day the check is received if the check is drawn upon a member bank of the Federal Reserve System within the Ninth Federal Reserve District (Michigan's Upper Peninsula, Minnesota, Montana, North Dakota, South Dakota and northwestern Wisconsin). In the case of other checks, payment is considered received when the check is converted into "Federal Funds," i.e., monies of member banks within the Federal Reserve System that are on deposit at a Federal Reserve Bank, normally within two days after receipt.


         An investor who may be interested in having shares redeemed shortly after purchase should consider making unconditional payment by certified check, by transmitting Federal Funds by wire or other means approved in advance by the Underwriter. Payment of redemption proceeds will be delayed as long as necessary to verify by expeditious means that the purchase payment has been or will be collected. Such period of time typically will not exceed 15 days. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


Purchases by Mail


         To open an account by mail, complete the general authorization form attached to this Prospectus and mail it along with a check payable to the appropriate Fund, to Voyageur Asset Management LLC, 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.


Purchases By Telephone

         To open an account by telephone, call 612-376-7030 or 800-277-3862 to obtain an account number and instructions. Information concerning the account will be taken over the phone. The investor must then request a commercial bank with which he or she has an account and which is a member of the Federal Reserve System to transmit Federal Funds by wire to the appropriate Fund as follows:

      First Bank, N.A., ABA #091000022
      For credit of: (insert applicable Fund name)
      Checking Account No.:
         VAM Short Duration Total Return Fund                     1731-0311-7318
         VAM Intermediate Duration Total Return Fund              1731-0311-7326
         VAM Core Total Return Fund                               1731-0311-7334
         VAM Mid Cap Stock Fund                                   1731-0311-7342
         VAM Growth Stock Fund                                    1731-0311-7359

      Account Number: (assigned by telephone)

         Information on how to transmit Federal Funds by wire is available at any national bank or any state bank that is a member of the Federal Reserve System. The bank may charge the shareholder for the wire transfer. If the phone order and Federal Funds are received before the close of trading on the Exchange, the order will be deemed to become effective at that time. Otherwise, the order will be deemed to become effective as of the close of trading on the Exchange on the next day the Exchange is open for trading. The investor will be required to complete the general authorization form attached to this Prospectus and mail it to the appropriate Fund after making the initial telephone purchase.

Contribution in Kind

         For investments in excess of $250,000, the Funds may accept, in whole or in part, a payment in kind of securities that are consistent with the Fund's investment objectives and policies as payment for the Shares. Each Fund's investment adviser will have sole discretion to determine whether the Fund will accept a payment in kind for the Shares. Securities so accepted will be valued in the same manner as the applicable Fund's securities.

                               HOW TO SELL SHARES

Written Redemptions

         Each Fund will redeem its shares in cash at the net asset value next determined after receipt of a shareholder's written request for redemption in "good order." "Good order" means that the redemption request must be executed exactly as the shares are registered. If the redemption proceeds are to be paid to the registered holder(s), a signature guarantee is not normally required. A signature guarantee is required in certain other circumstances. See "Redemptions" in the Statement of Additional Information.

Telephone Redemption

         Shareholders of any Fund redeeming at least $1,000 may do so by telephoning 612-376- 7030 or 800-277-3862. The applicable section of the authorization form must have been completed and filed with the Fund before the telephone request is received. Shares will be redeemed at their net asset value next determined following a Fund's receipt of the redemption request. The proceeds of the redemption will be paid if requested at the time of redemption, by wire to the bank designated on the general authorization form.

         The Funds will employ reasonable procedures to confirm that telephone requests are genuine, including requiring that payment be made only to the address of record or the bank account designated on the authorization form and requiring certain means of telephonic identification. The Adviser and Distributor will not be liable for following instructions which are reasonably believed to be genuine.

         Each Fund reserves the right at any time to suspend or terminate telephone redemptions or to impose a fee for this service. There is currently no additional charge to the shareholder for use of the telephone redemption procedure.

Additional Redemption Information

         Shareholders who have submitted a request to one of the Funds for redemption of their shares will not earn any income on such shares on the redemption date. If shares for which payment has been collected are redeemed, payment must be made within seven days. Each Fund may suspend this right of redemption and may postpone payment only when the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for such Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Commission for the protection of investors.

         Each Fund reserves the right and currently plans to redeem Fund shares and mail the proceeds to the shareholder if at any time the value of Fund shares in the account falls below a specified value, currently set at $1,000, as a result of redemptions or exchanges. Shareholders will be notified and will have 60 days to bring the account up to the required value before any redemption action will be taken by a Fund.

                               EXCHANGE PRIVILEGE


         Shares may be exchanged for shares of any of the other VAM Funds or any money market fund available through the Adviser, provided that the shares to be acquired in the exchange are eligible for sale in the shareholder's state of residence. An exchange must meet the minimum account size requirement of the Fund; however, if an account is in existence, the minimum amount which may be exchanged into that account is $1,000. The exchange will be made on the basis of the relative net asset values next determined after receipt of the exchange request. The Underwriter reserves the right, upon 60 days' prior notice, to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered to be a sale of shares on which the investor may realize a capital gain or loss for income tax purposes. Exchange requests should be placed directly with the Fund by calling 612-376-7030 or 800-277-3862.

                                   MANAGEMENT

Directors and Executive Officers of the Funds

         The Board of Directors of the Company is responsible for managing the business and affairs of the Funds. The names, addresses, principal occupations and other affiliations of Directors and executive officers of the Company are set forth in the Statement of Additional Information.

Investment Adviser


         VAM LLC has been retained under an investment advisory agreement (the "Advisory Agreement") with the Company to act as each Fund's investment adviser, subject to the authority of the Board of Directors. The Adviser is an indirect wholly owned subsidiary of Dougherty Financial Group LLC ("DFG"), which is owned approximately 50% by Michael E. Dougherty and 50% equally by James O. Pohlad, Robert C. Pohlad and William M. Pohlad. Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as Chairman of the Board and Chief Executive officer of DFG since inception. As of January 31, 1998, the Adviser and its affiliates served as the manager to one open-end investment company (comprising eight separate investment portfolios), administered numerous private accounts and managed approximately $6 billion in assets. The Adviser's principal business address is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

         The Funds pay the Adviser monthly investment advisory and management fees equivalent on an annual basis to 1.00% of the average daily net assets of Mid Cap Fund and Growth Fund and .50% of the average daily net assets of Short Fund, Intermediate Fund and Core Fund. However, the Adviser has agreed to reimburse or waive total fees to the extent set forth under "Fees and Expenses" above.


Portfolio Management



         The day-to-day portfolio manager of Core Fund and Intermediate Fund is Mark L. Simenstad. Mr. Simenstad is a Executive Vice President and Head of Taxable Fixed Income of the Adviser. Mr. Simenstad joined the Adviser in July 1996, prior to which he was a Senior Portfolio Manager at Investment Advisers, Inc. in Minneapolis from 1993 to June 1996 . He has an M.B.A. from the University of Minnesota, is a Chartered Financial Analyst and has been in the investment industry since 1983. The day-to-day portfolio manager of Short Fund is Jan Mowbray. Ms. Mowbray joined the Adviser in 1985 and is a Vice President and Taxable Fixed Income Portfolio Manager. Ms. Mowbray is a Chartered Financial Analyst and has been in the investment industry since 1983.


         The day-to-day portfolio manager of Mid Cap Fund is Tony Elavia. Mr. Elavia has been a Senior Equity Portfolio Manager of the Adviser since March 1995, prior to which he had been a Senior Vice President of Piper Capital Management Incorporated, Minneapolis since 1991. Mr. Elavia has over 9 years of investment experience. The day-to-day portfolio manager of Growth Fund is James King. Mr. King has been a Senior Equity Portfolio Manager of the Adviser since 1990 and a director of the Adviser since 1998. Mr. King was a director of the predecessor of the Adviser and the predecessor of the Underwriter from 1993 through 1995. Mr. King has over 30 years of investment experience.


The Underwriter


         Shares of the Funds are distributed through Dougherty Summit Securities LLC (the "Underwriter") pursuant to a Distribution Agreement between the Underwriter and the Company. The Underwriter is an affiliated company of DFG. No compensation is paid by the Funds under the Distribution Agreement.


Custodian

         First Trust National Association serves as the custodian of each Fund's portfolio securities and cash.

Dividend Disbursing, Transfer, Administrative and Accounting Services Agent

         VAM LLC acts as each Fund's dividend disbursing, transfer, administrative and accounting services agent to perform dividend-paying functions, to calculate each Fund's daily share price, to maintain shareholder records and to perform certain regulatory reporting and compliance related services for the Funds pursuant to an Administrative Services Agreement. For more information, see "The Investment Adviser, Sub-Adviser and Administrative Services--Expenses of the Funds" in the Statement of Additional Information.

Expenses of the Funds


         Each Fund's expenses include, among others, fees of Directors, expenses of Directors' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of the issue and sale of shares (to the extent not otherwise borne by the Underwriter), expenses of printing and mailing of shareholder statements, association membership dues, charges of the Fund's custodian, bookkeeping, audit and legal expenses, the fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state securities laws, and expenses of preparing and mailing prospectuses and reports to existing shareholders. The Adviser and the Distributor have voluntarily agreed to waive fees in whole or part and to voluntarily reimburse certain other of the Funds' expenses so that Total Operating Expenses of each Fund for the fiscal year ending October 31, 1998 are no greater than those set forth under "Fees and Expenses." After October 31, 1998, such voluntary fee reimbursements and expense waivers may be discontinued or modified by the Adviser or the Distributor in their discretion.

Portfolio Transactions

         No Fund will effect any brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Adviser unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the affiliated broker-dealer effecting such transactions, are not unfair or unreasonable to the shareholders of such Fund. It is not anticipated that any Fund will effect any brokerage transactions with any affiliated broker-dealer, including the Underwriter, unless such use would be to such Fund's advantage. The Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute the Funds' securities transactions.

                        DETERMINATION OF NET ASSET VALUE


         The net asset value of Fund shares is determined once daily, Monday through Friday, as of 3:00 p.m., Minneapolis time (the regular close of trading on the Exchange) on each business day the Exchange is open for trading, except on (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of the Fund's shares, (ii) days during which no Fund shares are tendered for redemption and no order to purchase or sell Fund shares is received by the Fund or (iii) customary national business holidays on which the Exchange is closed for trading (as of the date hereof, New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).


         For each Fund, the net asset value per share is determined by dividing the value of the securities, cash and other assets of the Fund less all liabilities by the total number of shares outstanding. A security listed or traded on an exchange is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded. Securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. Lacking any sales on the exchange where it is principally traded on the day of valuation, prior to the time as of which assets are valued, the security generally is valued at the last bid price on that exchange. All other securities for which over-the-counter quotations are readily available are valued on the basis of the last current bid price. When market quotations are not readily available, such securities are valued at fair value as determined in good faith by the Board of Directors. However, debt securities may be valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations without regard to sale or bid prices, when such valuations are believed by the Fund's officers, under the supervision of the Board of Directors, to more accurately reflect the fair market value of such securities. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost. While this method provides certainty in valuation, it may result in periods during which the value, due to changes in interest rates or other factors, of such short term investments is higher or lower than the value the Fund would receive if it sold the security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollars as last quoted by any recognized dealer.

         Generally, trading in foreign securities and in certain other securities such as corporate bonds, U.S. Government Securities and money market instruments is substantially completed each day at various times prior to the primary close of trading on the Exchange. The values of such securities used in determining the net asset value of Fund shares are computed as of such times. Occasionally events affecting the value of such securities may occur between such times and the primary close of trading on the Exchange which are not reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair market value as determined in good faith by the Adviser in accordance with procedures adopted by the Board of Directors.

                     DISTRIBUTIONS TO SHAREHOLDERS AND TAXES


         The present policy of each Fixed Income Fund is to declare a distribution from the net investment income of the Fund daily and to pay such distributions monthly. Net investment income consists of interest accrued on portfolio investments of a Fund, less accrued expenses, computed in each case since the most recent determination of net asset value. The Equity Funds will make annual distributions from net investment income, if and when available. Each Fund will distribute any net realized capital gains at least annually.


         Shareholders of each Fund receive distributions from investment income and capital gains in additional shares of the Fund at net asset value, unless they elect otherwise. Each Fund sends quarterly statements to its shareholders with details of all account transactions.

Federal Income Taxation


         Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified during its last taxable year and each Fund intends to so qualify during its current taxable year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). So long as a Fund so qualifies, it will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders. The following discussion of the federal income tax consequences of investing in the Funds is based upon tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. For additional information, see "Taxes" in the Statement of Additional Information. Prospective investors are advised to consult with their tax advisers concerning the application of state and local tax laws to investments in and distributions by the Funds. Shareholders will be notified annually as to the amount, nature and federal income tax status of dividends and distributions.

         If shares of any Fund are sold or otherwise disposed of, the shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sales price of the shares disposed of, if, as is usually the case, the shares are a capital asset in the hands of the shareholder. If the sale or other disposition occurs more than one year but less than eighteen months after the shares were acquired, the resulting capital gain or loss is now categorized as mid-term. If the sale or other disposition occurs more than eighteen months after the shares were acquired, the resulting capital gain or loss will be long-term. A special provision of the Code states that, if a Fund's shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of those shares will be a long-term capital loss to the extent of such long-term capital gain distribution, unless such sale or other disposition is made pursuant to a plan that provides for the periodic liquidation of an investment in the Fund.

         A Fund investing in foreign securities may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's net investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.


         Distributions by the Funds are generally taxable to shareholders, whether received in cash or in additional shares of the Fund. Distributions from a Fund's net investment income and net short-term capital gains are taxable to shareholders as ordinary income. Distributions from a Fund designated either as long-term or mid-term capital gain distributions will be taxable to the shareholder as such irrespective of how long the shareholder has held the shares. Shareholders not subject to federal income taxation will not be taxed on distributions by the Funds.

                             INVESTMENT PERFORMANCE

         Advertisements and other sales literature for the Funds may refer to "average annual total return," and "cumulative total return" and, with respect to the Fixed Income Funds only, "yield" and "current distribution rate." The Funds may compare such performance quotations with published indices and comparable quotations of other funds. All such figures are based on historical earnings and performance and are not intended to be indicative of future performance. Additionally, performance information may not provide a basis for comparison with other investments or other mutual funds using a different method of calculating performance. The investment return on and principal value of an investment in any Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


         The average annual total return is the average annual compounded rate of return based upon a hypothetical $1,000 investment made at the beginning of the advertised period. In calculating average annual total return, the maximum sales charge, if any, is deducted from the hypothetical investment and all dividends and distributions are assumed to be reinvested.

         Cumulative total return is calculated by subtracting a hypothetical $1,000 payment to a Fund from the ending redeemable value of such payment (at the end of the relevant advertised period), dividing such difference by $1,000 and multiplying the quotient by 100. In calculating ending redeemable value, all income and capital gain distributions are assumed to be reinvested in additional Fund shares and the maximum sales charge, if any, is deducted.


         Each Fixed Income Fund may advertise its yield. The advertised yield of a Fund will be based on a 30-day period in the advertisement. Yield is calculated by dividing the net investment income per share deemed earned during the period by the maximum offering price per share on the last day of the period. The result is then annualized using a formula that provides for semiannual compounding of income.


         From time to time, each Fixed Income Fund may also quote a current distribution rate to shareholders. A current distribution rate as of a date is calculated by determining the amount of distributions that would have been paid over the twelve-month period ending on such date to the holder of one hypothetical Fund share purchased at the beginning of such period, and dividing such amount by the current maximum offering price per share (the net asset value per Fund share plus the maximum sales charge, if any).

         In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper Analytical Services, Inc., Morningstar and other entities or organizations which track the performance of investment companies. Performance information for the Fixed Income Funds may be compared to the Lehman Brothers Government and Corporate Bond Index, the Merrill Lynch 1 to 3 Year and 3 to 7 Year Treasury Indexes, the Lehman Brothers Aggregate and Intermediate Aggregate Index and the Merrill Lynch 1 to 10 Year Intermediate Term High Quality Corporate Bond Index. Performance information for the Growth Fund may be compared to the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index, the Russell 2000 and the Russell 5000. Performance information for the Mid Cap Fund may be compared to the S&P MidCap 400 Index and the Russell 2000 Index. The Funds may be compared to these unmanaged indexes of common stocks or to other appropriate indexes of investment securities or with data derived from those indexes. Unmanaged indexes generally do not reflect deductions for administrative and management costs and expenses. For Fund performance information and daily net asset value quotations, investors may call 612-376-7030 or 800-277-3862.


         For additional information regarding the calculation of each Fund's yield, average annual total return, cumulative total return and current distribution rate, see "Performance Comparisons" in the Statement of Additional Information.

                               GENERAL INFORMATION

         Each Fund sends to its shareholders six-month unaudited and annual audited financial statements which include a list of investment securities held by the Fund.


         Each Fund has been established as a separate series of VAM Institutional Funds, Inc., a Minnesota corporation incorporated in January 1985. As of the date of this Prospectus, only VAM Mid Cap Stock Fund had commenced investment operations. All shares of the Company are nonassessable and fully transferable when issued and paid for in accordance with the terms thereof and possess no cumulative voting, preemptive or conversion rights. The Board of Directors is empowered to issue other series of common stock without shareholder approval.


         Fund shares are freely transferable, are entitled to dividends as declared by the Directors, and, in liquidation of a Fund, are entitled to receive the net assets of the applicable Fund. The Funds do not generally hold annual meetings of shareholders and will do so only when required by law.

         Each share of a series has one vote irrespective of the relative net asset value of the series' shares. On some issues, such as the election of Directors, all shares of the Company vote together as one series. On an issue affecting only a particular series, the shares of the affected series vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one series.

         The assets received by the Company for the issue or sale of shares of each series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the Company. Any general expenses of the Company not readily identifiable as belonging to a particular series shall be allocated among the series, based upon the relative net assets of the series at the time such expenses were accrued. The Articles of Incorporation limit the liability of the Directors to the fullest extent permitted by law. For a further discussion of the above matters, see "Additional Information" in the Statement of Additional Information.


         No person has been authorized to give any information or to make any representations other than those contained in this Prospectus (and/or in the Statement of Additional Information referred to on the cover page of this Prospectus), and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or Dougherty Summit Securities LLC. This Prospectus does not constitute an offer or solicitation by anyone in the state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so or to any person to whom it is unlawful to make such offer or solicitation.



--------------------------------------------------------------------------------


           VAM FINANCIAL INSTITUTIONS INTERMEDIATE DURATION PORTFOLIO
                    VAM FINANCIAL INSTITUTIONS CORE PORTFOLIO

         VAM Financial Institutions Intermediate Duration Portfolio ("Intermediate Duration Portfolio") and VAM Financial Institutions Core Portfolio ("Core Portfolio") (together, also referred to as the "Funds") are series of VAM Institutional Funds, Inc. (the "Company"), an open-end mutual fund which offers its shares in separate investment portfolios. Each Fund operates as a diversified mutual fund.


         Marquette Trust Company, N.A. ("Marquette"), 60 South Sixth Street, Suite 4040, Minneapolis, Minnesota 55402, serves as investment adviser to the Funds. Marquette has retained Voyageur Asset Management LLC ("VAM LLC") to act as sub-adviser to the Funds.


         The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of principal and the average duration of its respective portfolio securities. A detailed description of the types of securities in which each Fund may invest and of investment policies and restrictions applicable to each Fund is set forth in this Prospectus. The Funds' shares are eligible for purchase by national banks and federal credit unions under current applicable federal law. See "Investment Objectives and Policies -- Investments by National Banks and Federal Credit Unions." There is no assurance that either Fund's investment objective will be achieved.

         The Funds are no-load which means that there is no sales charge when you buy or redeem shares.

         Investors should read and retain this Prospectus for future reference. The Funds' shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency. An investment in either Fund involves investment risk, including the possible loss of principal due to fluctuations in the applicable Fund's net asset value.


         This Prospectus sets forth certain information about the Funds that a prospective investor ought to know before investing. A Statement of Additional Information dated February 26, 1998, as amended from time to time, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available free of charge by telephone and at the mailing address below, and is incorporated in its entirety by reference into this Prospectus in accordance with the Commission's rules.

                          VAM INSTITUTIONAL FUNDS, INC.
                       90 South Seventh Street, Suite 4300
                          Minneapolis, Minnesota 55402
                        (612) 376-7030 or (800) 277-3862


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                       Prospectus dated February 26, 1998


                                TABLE OF CONTENTS


                                                                           Page

Fund Expenses................................................................ 3

Financial Highlights......................................................... 4

Investment Objectives and Policies........................................... 5

Risks and Characteristics of Securities and Investment Techniques............ 6

Investment Restrictions...................................................... 11

Purchase of Shares........................................................... 11

Redemption of Shares......................................................... 13

Exchange Privilege........................................................... 14

Management................................................................... 14

Determination of Net Asset Value............................................. 18

Distributions to Shareholders and Taxes...................................... 19

Investment Performance....................................................... 20

General Information.......................................................... 21


                                  FUND EXPENSES

         Each Fund is offered to investors on a no-load basis, without any sales commissions or distribution ("12b-1 plan") charges.

Annual Fund Operating Expenses
         (as a percentage of average daily net assets)
                                                                    Intermediate                   Core
                                                                 Duration Portfolio              Portfolio

     Investment Advisory Fees........................                     .20% .20%
     Other Expenses..................................                     .15% .15%
         Service Fees................................             .05%                         .05%
         Other.......................................             .10%                         .10%
                                                                  ----                         ----
     Total Operating Expenses........................                     .35% .35%
                                                                          ---- ----

Example

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                                    Intermediate                   Core
                                                                 Duration Portfolio              Portfolio
     1 Year..........................................                $4                            $4
     3 Years.........................................                11                            11
     5 Years.........................................                20                            20
     10 Years........................................                44                            44

         The purpose of the above Fund Expenses table is to assist the investor in understanding the various costs and expenses that investors in the Funds will bear directly or indirectly. The examples contained in the table should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.


         Under the Investment Advisory Agreement with the Company, the Funds' investment adviser is entitled to receive from each Fund a monthly advisory and management fee equivalent on an annual basis to .20% of the average daily net assets of such Fund. In addition, after the first year of operations, the investment advisers is entitled to receive a monthly performance adjustment of up to +/-.15% on an annual basis. See "Management -- Investment Adviser." Advisory fees may be more or less than those shown above to the extent that each fund outperforms or underperforms its benchmark index. If the Funds outperformed the benchmark such that the full +.15% adjustment were achieved, Investment Advisory Fees would be .35% and Total Operating Expenses would be .50%. Each Fund also pays a monthly service fee equal, on an annual basis, to .05% of the Fund's average daily net assets. Such fee is paid to various entities, including affiliates of the Adviser to compensate for expenses incurred in connection with the servicing of Fund shareholder accounts. See "Management -- The Underwriter."


                              FINANCIAL HIGHLIGHTS

         The following table shows certain per share data and selected information for a share of capital stock outstanding during the indicated periods for each Fund. This information has been audited by KPMG Peat Marwick LLP, independent auditors, and should be read in conjunction with the financial statements of the Funds contained in their annual report. An annual report of the Funds can be obtained without charge by contacting the Funds at 800-277-3862. In addition to financial statements, the annual report contains further information about performance of the Funds. Effective with the close of business on April 30, 1997, the Funds acquired the assets and assumed all liabilities of Voyageur Financial Institutions Intermediate Duration Portfolio and Voyageur Financial Institutions Core Portfolio, series of Voyageur Funds, Inc., in a tax-free reorganization by issuing new shares. The Funds had no assets or liabilities prior to the acquisition. Consequently, the information presented for the Funds prior to May 1, 1997, represents the history of Voyageur Financial Institutions Intermediate Duration Portfolio and Voyageur Financial Institutions Core Portfolio (the "predecessor VFI Funds").


                                                                    VFI                      VFI Intermediate
                                                                   Core                          Duration
                                                                  Portfolio                     Portfolio
                                                          ------------------------        -----------------------
                                                                       Period from                    Period from
                                                            Year        March 27,           Year       March 27,
                                                            ended      1996 <F1>  to       ended       1996 <F1> to
                                                         October 31,   October 31,        October 31,  October 31,
                                                             1997         1996              1997          1996
                                                          ---------   ------------        ----------   ---------
Net asset value:
   Beginning of period............................         $10.04           $10.00          $10.02       $10.00
                                                           ------           ------          ------       ------
Operations:
   Net investment income..........................            .66             .37              .62         .34
     Net realized and unrealized gain (loss)
     on investments...............................            .16             .04              .02         .02
                                                            -----        --------              ---   ---------
         Total from operations....................            .82             .41              .64         .36
                                                            -----        --------              ---   ---------
Distributions to shareholders:
   From net investment income.....................          (.66)            (.37)           (.62)       (.34)
                                                            -----         --------           -----   ---------
Net asset value:
   End of period..................................         $10.20          $10.04           $10.04      $10.02
                                                           ======          ======           ======      ======
Total investment return <F2>......................          8.50%            4.25%           6.58%        3.65%
Net assets at end of
   period (000's omitted).........................        $57,650         $41,035          $34,922      $30,712
Ratios:

   Ratio of expenses to

     average daily net assets.....................           .35%           .35% <F3>         .35%         .35% <F3>
   Ratio of net investment income
     to average daily net assets..................          6.59%          6.31% <F3>        6.18%        5.64% <F3>

   Portfolio turnover rate
     (excluding short-term securities)............        437.48%          304.10%         192.74%      487.04%


Notes to Financial Highlights

<F1>
     1 Commencement of operations.
<F2>
     2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
<F3>
     3 Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

General

         The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of principal and the average duration of its respective portfolio securities. The securities in which the Funds invest and the investment techniques discussed in this section are described in greater detail in the Prospectus under "Risks and Characteristics of Securities and Investment Techniques" and in the Statement of Additional Information. Intermediate Duration Portfolio seeks to maintain an average effective portfolio duration ranging from 1.5 to 3.5 years and Core Portfolio seeks to maintain an average effective portfolio duration ranging from 3.5 to
5.5 years.

         Each Fund's investment objective is fundamental, which means that it cannot be changed without the vote of a majority of its respective shareholders as provided in the Investment Company Act of 1940, as amended (the "1940 Act"). The investment policies and techniques employed in pursuit of the Funds' objectives may be changed without shareholder approval, unless otherwise noted. There are risks in any investment program and there is no assurance that a Fund's investment objective will be achieved. The value of each Fund's shares will fluctuate with changes in the market value of its investments.

Investment Policies and Techniques

         Each Fund seeks to achieve its objective by investing exclusively in securities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements fully secured by U.S. Government Securities. The U.S. Government Securities in which each Fund may invest include mortgage-related securities, such as pass-through securities, collateralized mortgage obligations, and zero coupon treasury securities. The Funds will not invest, however, in any mortgage-related securities that are considered "high risk" under the supervisory policies of the Office of the Comptroller of the Currency applicable to national banks. Each Fund may purchase securities on a when-issued basis and purchase or sell securities on a forward commitment basis. See "Risks and Characteristics of Securities and Investment Techniques" for a description of these securities and investment techniques and the risks involved in their use.

Effective Duration

         Effective duration estimates the interest rate risk (price volatility) of a security, i.e., how much the value of the security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price is to changes in interest rates. For example, if interest rates were to increase by 1%, the market value of a bond with an effective duration of five years would decrease by about 5%, with all other factors being constant.

         It is important to understand that, while a valuable measure, effective duration is based on certain assumptions and has several limitations. It is most useful as a measure of interest rate risk when interest rate changes are small, rapid and occur equally across all the different points of the yield curve. In addition, effective duration is difficult to calculate precisely for bonds with prepayment options, such as mortgage-backed securities, because the calculation requires assumptions about prepayment rates. For example, when interest rates go down, homeowners may prepay their mortgages at a higher rate than assumed in the initial effective duration calculation, thereby shortening the effective duration of the Fund's mortgage-backed securities. Conversely, if rates increase, prepayments may decrease to a greater extent than assumed, extending the effective duration of such securities. For these reasons, the effective durations of funds which invest a significant portion of their assets in mortgage-backed securities can be greatly affected by changes in interest rates.

Temporary Investments

         Each Fund may hold all of its assets in cash or in short-term money market instruments, when economic or market conditions are such that the Fund's investment adviser or sub-adviser deems a temporary defensive position to be appropriate. In addition, even when a Fund is fully invested, normally up to 5% of the Fund's total assets will be held in short-term money market securities and cash to pay redemption requests and Fund expenses. Investments in short-term money market securities will be limited to U.S. Government Securities and money market mutual funds that invest exclusively in U.S. Government Securities. See "Investment Policies and Restrictions" in the Statement of Additional Information.

Investments by National Banks and Federal Credit Unions

         The Funds' shares are eligible for purchase by national banks and federal credit unions under current applicable federal law. Since the regulation of financial institutions is a rapidly evolving area of law, however, it remains the responsibility of each such institution and its board of directors to insure that shares of the Funds are permissible investments and proper holdings for the institution's investment portfolio.

                     RISKS AND CHARACTERISTICS OF SECURITIES
                            AND INVESTMENT TECHNIQUES

         The following describes in greater detail different types of securities and investment techniques used by the Funds, and discusses certain concepts relevant to the investment policies of the Funds. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information.

General

         The Funds are subject to interest rate risk, which is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. Interest rate risk applies to U.S. Government Securities as well as other bonds. U.S. Government Securities are guaranteed only as to the payment of interest and principal. The current market prices for such securities are not guaranteed and will fluctuate. In general, shorter term bonds are less sensitive to interest rate changes, but longer term bonds generally offer higher yields. The Funds also are subject to prepayment risk to the extent they invest in mortgage-related securities. Certain types of investments and investment techniques that may be used by the Funds are described in greater detail, including the risks of each, in this section.

U.S. Government Securities

         Each Fund invests in U.S. Government Securities. U.S. Government Securities are issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. The current market prices for such securities are not guaranteed and will fluctuate as will the net asset value of the Funds. The Funds may invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, and in obligations of U.S. Government agencies or instrumentalities in which both national banks and federal credit unions may invest directly without limitation. These include , among others, obligations of Federal Home Loan Banks, the Federal National Mortgage Association, the Government National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Financing Corporation and the Student Loan Marketing Association.

         Obligations of U.S. Government agencies or instrumentalities are backed in a variety of ways by the U.S. Government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Others, such as obligations of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury. Still others, such as those issued by the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Finally, obligations of other agencies or instrumentalities are backed only by the credit of the agency or instrumentality issuing the obligations.

Mortgage-Related Securities

         Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. The current issuers or guarantors of mortgage-related securities in which the Funds may invest are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-related securities, as the term is used in this Prospectus, include government guaranteed mortgage pass-through securities, adjustable rate mortgage securities and collateralized mortgage obligations. The Funds will not invest in any mortgage-related securities other than those issued or guaranteed by the U.S. government or its agencies and instrumentalities.

         (a) Guaranteed Mortgage Pass-Through Securities. The government guaranteed mortgage pass-through securities in which each Fund may invest include certificates issued or guaranteed by GNMA, FNMA and FHLMC, which represent interests in underlying residential mortgage loans. These mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC generally guarantees only ultimate collection of principal of the underlying mortgage loans. For a further description of these securities, see "Investment Policies and Restrictions -- Government Guaranteed Mortgage-Related Securities" in the Statement of Additional Information.

         (b) Adjustable Rate Mortgage Securities. Each Fund may also invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While values of ARMS, like other fixed-income securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other fixed-income securities because the coupon rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional fixed income securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

         (c) Collateralized Mortgage Obligations. Each Fund may invest, within the limits discussed below, in CMOs (collateralized mortgage obligations and multiclass pass-through securities unless the context otherwise indicates). Collateralized mortgage obligations are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security. CMOs may be issued by agencies or instrumentalities of the U.S. Government or by private organizations. The Funds will only invest in CMO's issued or guaranteed by agencies or instrumentalities of the U.S. Government.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

         The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may be stripped securities which provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on the tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield of these tranches generally may be more volatile. The Funds will not invest in any tranche of a CMO that would be considered "high risk" under the supervisory policies of the Office of the Comptroller of the Currency applicable to national banks. See "Investment Policies and Restrictions" in the Statement of Additional Information. For example, the Funds will not invest in "interest-only" or "IO" tranches, "principal only" or "PO" tranches, "inverse floaters" or "inverse IOs."

Zero Coupon Securities

         The Funds may invest in "zero coupon" securities issued or guaranteed by the United States government or its agencies or instrumentalities. The Funds will not invest in any such securities that are "privately issued" (i.e., sold by a bank or brokerage firm which itself separates the principal portions from the coupon portions of the U.S. Treasury bonds and notes and holds such instruments in a custodial or trust account). A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price). The Funds will not purchase any zero coupon security with a maturity date that is more than ten years from the settlement date for the purchase of such security.

         Zero coupon securities do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, these securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. In certain circumstances, a Fund could fail to recoup its initial investment in zero coupon securities. Current federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though such holder receives no interest payments in cash on the security during the year. In addition, as a registered investment company, a Fund will be required to distribute this income to shareholders. See "Distributions to Shareholders and Taxes." These distributions will be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and the Fund's current income ultimately may be reduced as a result.

Repurchase Agreements

         Each Fund may enter into repurchase agreements with respect to U.S. Government Securities. A repurchase agreement involves the purchase by a Fund of securities with the condition that after a stated period of time the original seller (a member bank of the Federal Reserve System or a recognized securities dealer) will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), if a seller were to default on its repurchase obligation, a Fund would suffer a loss to the extent proceeds from the sale of collateral were less than the repurchase price. In the event of a seller's bankruptcy, a Fund might be delayed in, or prevented from, selling the collateral to the Fund's benefit. The Funds will not invest in repurchase agreements maturing in more than seven days.

Reverse Repurchase Agreements

         Each Fund may engage in "reverse repurchase agreements" with banks and securities dealers. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transactions costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. Reverse repurchase agreements will not be used as a means of borrowing for investment purposes but will be used by a Fund in order to meet redemption requests without immediately selling portfolio securities. No more than one-third of the total assets of each Fund will be subject to reverse repurchase agreements. The Funds will only enter into fully covered reverse repurchase agreements. See "Investment Policies and Restrictions -- Reverse Repurchase Agreements" in the Statement of Additional Information.

Borrowing

         Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any of its portfolio securities. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, such Fund will, within three days, reduce its indebtedness to the extent necessary. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. Interest paid by a Fund on borrowed funds would decrease the net earnings of that Fund. None of the Funds will purchase portfolio securities while outstanding borrowings exceed 5% of the value of the Fund's total assets. Each Fund may mortgage, pledge or hypothecate its assets to secure permitted temporary or emergency borrowing. The policies set forth in this paragraph are fundamental and may not be changed with respect to a Fund without the approval of a majority of that Fund's shares. The Funds do not consider fully covered reverse repurchase agreements to be borrowings for purposes of the investment policies set forth in this paragraph.

When-Issued Securities

         Each Fund may purchase securities on a "when-issued" basis. In a when-issued purchase, a Fund contracts to purchase securities in the period between the announcement of the offering and the issuance of the securities. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. The Funds will not accrue income with respect to when-issued securities prior to their stated delivery date. Pending delivery of the securities, each Fund maintains in a segregated account cash or liquid high-grade debt obligations in an amount sufficient to meet its purchase commitments.

         The purchase of securities on a when-issued basis exposes a Fund to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. Placing securities rather than cash in the segregated account referred to in the previous paragraph may have a leveraging effect on a Fund's net asset value per share; that is, to the extent that a Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued or forward commitment basis, greater fluctuations in its net asset value per share may occur than if it had set aside cash to satisfy its purchase commitments.


Portfolio Turnover

         Each Fund will use short-term trading to benefit from yield disparities among different issues of securities or otherwise to achieve its investment objective. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the Fund, and may increase short-term capital gains which are taxable as ordinary income when distributed to shareholders. The Funds' portfolio turnover rates are set forth under "Financial Highlights" and the method of calculating portfolio turnover rate is set forth in the Statement of Additional Information under "Investment Policies and Restrictions -- Portfolio Turnover."

                             INVESTMENT RESTRICTIONS

         Each Fund has adopted certain investment restrictions in addition to those set forth above, which are set forth in their entirety in the Statement of Additional Information. Certain of these restrictions are fundamental and cannot be changed without shareholder approval. Except for each Fund's policy regarding borrowing, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

                               PURCHASE OF SHARES

General

         Shares of each Fund are purchased at the net asset value per share next calculated after receipt of the purchase order, without a sales charge. The minimum initial investment in the Funds is $500,000, in the aggregate, and the minimum additional aggregate investment is $100,000. Shares of the Funds may be purchased by opening an account either by mail or by phone. Purchases of Fund shares will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued. Each Fund reserves the right, in its absolute discretion, to reject any order for the purchase of its shares. Shares will be evidenced in book entry form. The Funds do not expect to issue share certificates.


         Interest income begins to accrue as of the opening of the New York Stock Exchange (the "Exchange") on the day that payment is received. The date of payment receipt may differ from the date of receipt of a purchase order. If payment is made by check, payment is considered received on the day the check is received if the check is drawn upon a member bank of the Federal Reserve System within the Ninth Federal Reserve District (Michigan's Upper Peninsula, Minnesota, Montana, North Dakota, South Dakota and northwestern Wisconsin). In the case of other checks, payment is considered received when the check is converted into "Federal Funds," i.e., monies of member banks within the Federal Reserve System that are on deposit at a Federal Reserve Bank, normally within two days after receipt. Payments made by wire transfer of Federal Funds are considered received when the Federal Funds are received.


         An investor who may be interested in having shares redeemed shortly after purchase should consider making unconditional payment by certified check, by transmitting Federal Funds by wire or other means approved in advance by the Distributor. Payment of redemption proceeds will be delayed up to 15 days from the purchase date to verify by expeditious means that the purchase payment has been or will be collected. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


Purchases by Mail


         To open an account by mail, complete the general authorization form attached to this Prospectus and mail it along with a check payable to the appropriate Fund, toVoyageur Asset Management LLC, 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.


Purchases By Telephone

         To open an account by telephone, call (612) 376-7030 or (800) 277-3862 to obtain an account number and instructions. Information concerning the account will be taken over the phone. The investor must then request a commercial bank with which such investor has an account and which is a member of the Federal Reserve System to transmit Federal Funds by wire to the appropriate Fund as follows:


         Marquette  Trust Company, N.A.  ABA #091016647

         For credit of Marquette Trust Company as Custodian for: (insert applicable Fund name)
         VAM Funds Account No. 2100-206482
         Account Number: (assigned by telephone)

         Information on how to transmit Federal Funds by wire is available at any national bank or any state bank that is a member of the Federal Reserve System. The bank may charge the shareholder for the wire transfer. If the phone order and Federal Funds are received before the primary close of trading on the Exchange (4:00 p.m. Eastern time), the order will be deemed to become effective at that time. Otherwise, the order will be deemed to become effective as of the primary close of trading on the Exchange on the next day the Exchange is open for trading. The investor will be required to complete the general authorization form attached to this Prospectus and mail it to the appropriate Fund after making the initial telephone purchase.

Contribution in Kind

         For investments in excess of $500,000, each Fund may accept, in whole or in part, a payment in kind of securities that are consistent with such Fund's investment objective and policies as payment for Fund shares. The Funds' investment adviser will have sole discretion to determine whether a Fund will accept a payment in kind for its shares. Securities so accepted will be valued in the same manner as the applicable Fund's securities.

                              REDEMPTION OF SHARES

Written Redemptions

         Each Fund will redeem its shares in cash at the net asset value next determined after receipt of a shareholder's written request for redemption in "good order." "Good order" means that the redemption request must be executed exactly as the shares are registered. If the redemption proceeds are to be paid to the registered holder(s), a signature guarantee is not normally required. A signature guarantee is required in certain other circumstances. See "Redemptions" in the Statement of Additional Information.

Telephone Redemptions

         Shareholders may redeem shares of either Fund by telephoning (612) 376-7030 or (800) 277-3862. The applicable section of the authorization form must have been completed and filed with the Fund before the telephone request is received. Shares will be redeemed at their net asset value next determined following a Fund's receipt of the redemption request. The proceeds of the redemption will be paid to the shareholder's address of record by wire transfer to the bank designated on the authorization form.

         The Funds will employ reasonable procedures to confirm that telephone requests are genuine, including requiring that payment be made only to the address of record or the bank account designated on the authorization form and requiring certain means of telephonic identification. If a Fund follows such procedures, it will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. If a Fund does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent telephone instructions.

         Each Fund reserves the right at any time to suspend or terminate telephone redemptions or to impose a fee for this service. There is currently no additional charge to the shareholder for use of the telephone redemption procedure.

Redemption in Kind

         Redemption proceeds for redemption requests of $500,000 or more may be paid, at the sole option of a Fund, in whole or in part by a distribution in kind of securities or other assets held by such Fund. The determination of which of a Fund's assets will be distributed to meet such redemption requests will be made by the Fund's investment adviser, in consultation with the redeeming shareholder. Securities or other assets so distributed will be valued in the same manner as the applicable Fund's securities. In order to dispose of such securities or other assets, the redeeming shareholder would most likely be required to bear transaction costs, if any.

Additional Redemption Information

         Shareholders who have submitted a request to one of the Funds for redemption of their shares will not earn any income on such shares distributed by the Fund on the redemption date. If shares for which payment has been collected are redeemed, payment must be made within seven days. Each Fund may suspend this right of redemption and may postpone payment only when the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for such Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Commission for the protection of investors.

         Each Fund reserves the right and currently plans to redeem Fund shares and mail the proceeds to the shareholder if at any time the value of Fund shares in the account falls below a specified value, currently set at $1,000, as a result of redemptions or exchanges. Shareholders will be notified and will have 60 days to bring the account up to the required value before any redemption action will be taken by a Fund.

                               EXCHANGE PRIVILEGE


         Shares of either Fund may be exchanged for shares of the other Fund in minimum increments of $100,000, provided that the shares to be acquired in the exchange are eligible for sale in the shareholder's state of residence. The exchange will be made on the basis of the relative net asset values next determined after receipt of the exchange request. The Distributor reserves the right, upon 60 days' prior notice, to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered to be a sale of shares on which the investor may realize a capital gain or loss for income tax purposes. Exchange requests should be placed directly with the Fund by calling (612) 376-7030 or (800) 277-3862.


                                   MANAGEMENT

Directors and Executive Officers of the Funds

         Under the laws of the State of Minnesota, the Board of Directors of the Company is responsible for managing the business and affairs of the Funds. The names, addresses, principal occupations and other affiliations of Directors and executive officers of the Company are set forth in the Statement of Additional Information.

Investment Adviser

         Marquette has been retained under an investment advisory agreement (the "Advisory Agreement") with the Company to act as the Funds' investment adviser, subject to the authority of the Board of Directors.


         Marquette Trust Company, N.A., headquartered in Minneapolis, Minnesota, is the lead trust company for a $4.3 billion community bank organization under common ownership. The bank group includes over 40 banks in ten states. Marquette provides investment management, custody, and trust administration services for over $650 million of assets in Minnesota, Wisconsin, Iowa, and South Dakota. It has been providing trust services for the past 50 years. Marquette is owned by Marquette Bank Rochester, which is controlled by Carl and Eloise Pohlad.


         Each Fund pays Marquette a monthly investment advisory and management fee equivalent on an annual basis to .20% of its average daily net assets (the "Basic Fee"). The Basic Fee for each Fund is subject to adjustment as described below.

         Adjustments to each Fund's Basic Fee are made by comparison of the respective Fund's investment performance for the applicable period with the investment record of a comparison index, as described below (individually a "Comparison Index" and collectively the "Comparison Indexes"). A Fund's Basic Fee for each month may be increased or decreased by up to .15% (on an annualized basis) of the Fund's average daily net assets depending upon the extent by which the Fund's performance varies from its Comparison Index over the applicable performance period. For purposes of calculation of the performance adjustment, average daily net assets are equal to the Fund's average daily net assets during the month for which the calculation is being made.

         For each Fund, no change is made to the Basic Fee to the extent the Fund's performance falls within .05% of the performance of the Fund's Comparison Index during the applicable performance period. If a Fund's performance exceeds that of its Comparison Index by .06% or more, the Basic Fee will be increased by the product of 20% and the number of basis points by which the Fund's performance has exceeded that of its Comparison Index, up to a maximum increase of .15% (on an annualized basis) for performance which exceeds the Comparison Index by .75% or more. Thus, for Fund performance which exceeds the Comparison Index by .06%, the Basic Fee will be increased by .00012% (20% X .06%). Corresponding decreases will be made to the Basic Fee to the extent the Fund's performance falls below that of its Comparison Index by more than .05%, up to a maximum decrease of .15% for performance which falls .75% or more below that of the Comparison Index.

         The following table sets forth examples of resulting increases or decreases to the Basic Fee on an annualized basis given various performance results:
                                                             Adjustment to Basic
Performance of Fund Relative to Comparison Indexes            Fee (Annualized)

+.75 percentage points or more...................................      +.15%
+.50.............................................................      +.10%
+.25.............................................................      +.05%
+.05.............................................................         0%
   0.............................................................         0%
-.05.............................................................         0%
-.25.............................................................      -.05%
-.50.............................................................      -.10%
-.75 percentage points or more...................................      -.15%


         The Basic Fee, plus or minus the performance adjustments calculated as described herein, is paid monthly. The applicable performance period is a rolling 12-month period consisting of the most recent calendar month plus the immediately preceding 11 months. For the period from November 1, 1996 to October 31, 1997, the performance adjustment resulted in a reduction of investment advisory fees of $11,219 and $13,913 for Intermediate Duration Portfolio and Core Portfolio, respectively.


         In calculating the investment performance of a Fund as compared with the investment record of its Comparison Index, dividends and other distributions of the Fund and dividends and other distributions made with respect to component securities of the Comparison Index during the performance period are treated as having been reinvested. The investment performance of the Fund is calculated based upon the total return of the Fund for the applicable period, which consists of the total net asset value of the Fund at the end of the applicable period, including reinvestment of dividends and distributions, less the net asset value of the Fund at the commencement of the applicable period divided by the net asset value of the Fund at the commencement of the applicable period. Fractions of a percentage point are rounded to the nearest whole point (to the higher whole point if exactly one-half).

         Comparison Indexes for the Funds were chosen taking into account the targeted duration ranges of the Funds and the types of securities in which the Funds will invest.

         The performance of Intermediate Duration Portfolio will be compared to that of the Lehman Brothers Mutual Fund (1-5 year) U.S. Government Index. This index currently has a duration of 2.28 years and consists of all Treasury and U.S. government agency issues maturing in one to five years (currently 775 issues). The performance of Core Portfolio will be compared to that of the Lehman Brothers Mutual Fund Government/Mortgage Index. This index currently has a duration of 4.35 years and consists of all U.S. government, treasury, agency and agency mortgage-backed securities.

Sub-Adviser


         VAM LLC acts as the Sub-Adviser to each Fund. VAM LLC is an indirect wholly-owned subsidiary of Dougherty Financial Group LLC ("DFG"), which is owned 50% by Michael E. Dougherty and 50% equally by James A. Pohlad, Robert C. Pohlad and William M. Pohlad (the "Pohlads"). Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as Chairman of the Board of DFG since inception. VAM LLC's principal business address is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402. As of January 31, 1998, VAM LLC and its affiliates served as the adviser or sub-adviser to the eight series of the Company, administered numerous private accounts and managed approximately $6 billion in assets.


         The Sub-Advisory Agreement between Marquette and VAM LLC provides that VAM LLC is entitled to a fee paid by Marquette, which is accrued daily and paid monthly, equal to an annual rate of 50% of the Basic Fee plus or minus 50% of the performance fee adjustment described above under "Management -- Investment Adviser."

Portfolio Management

         All investment decisions for the Funds are made by a committee, and no individual or individuals are primarily responsible for making recommendations to that committee.

The Distributor


         The shares of the Funds are distributed through Dougherty Summit Securities LLC (the "Distributor") pursuant to a Distribution Agreement between the Distributor and the Company. The Distributor is an affiliated company of DFG. Pursuant to the Distribution Agreement, the Distributor receives a monthly service fee from each Fund equal, on an annual basis, to .05% of such Fund's average daily net assets. Such fee is intended to compensate the Distributor for expenses incurred in connection with the servicing of Fund shareholder accounts. Such expenses may include the payment of compensation by the Distributor to persons and institutions who respond to inquiries of Fund shareholders regarding their ownership of shares or their accounts with the Funds or who provide other administrative or accounting services not otherwise required to be provided by the Funds' investment adviser or sub-adviser, the Funds' transfer agent or any other agent of the Funds.


Custodian

         Marquette serves as the custodian of each Fund's portfolio securities and cash. Marquette receives no additional compensation for acting as the Funds' custodian.

Dividend Disbursing, Transfer, Administrative and Accounting Services Agent

         VAM LLC acts as each Fund's dividend disbursing, transfer, administrative and accounting services agent to perform dividend-paying functions, to calculate each Fund's daily share price, to maintain shareholder records and to perform certain regulatory reporting and compliance related services for the Funds. The fees paid for these services are based on each Fund's assets and include reimbursement of out-of-pocket expenses. VAM LLC receives a monthly fee from each Fund equal on an annual basis to .10% of each Fund's average daily net assets. See "The Investment Adviser, Sub-Adviser and Underwriter" in the Statement of Additional Information.

Expenses of the Funds

         Each Fund's expenses include, among others, fees of Directors, expenses of Directors' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of the issue and sale of shares (to the extent not otherwise borne by the Distributor), expenses of printing and mailing and shareholder statements, association membership dues, charges of the Fund's custodian (if any), bookkeeping, auditing and legal expenses, the fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state securities laws, and expenses of preparing and mailing prospectuses and reports to existing shareholders. Marquette, VAM LLC and the Distributor reserve the right, from time to time, to voluntarily waive their fees in whole or part and to voluntarily reimburse certain other of the Funds' expenses.


Portfolio Transactions

         Neither Fund will effect any brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with Marquette or VAM LLC unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the affiliated broker-dealer effecting such transactions, are not unfair or unreasonable to the shareholders of such Fund. It is not anticipated that either Fund will effect any brokerage transactions with any affiliated broker-dealer, including the Distributor, unless such use would be to such Fund's advantage. Marquette and VAM LLC may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute the Funds' securities transactions.

                        DETERMINATION OF NET ASSET VALUE


         The net asset value of Fund shares is determined once daily, Monday through Friday, as of 3:00 p.m., Minneapolis time (the regular close of trading on the Exchange) on each business day the Exchange is open for trading, except on (i) days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of the Fund's shares, (ii) days during which no Fund shares are tendered for redemption and no order to purchase or sell Fund shares is received by the Fund or (iii) customary national business holidays on which the Exchange is closed for trading (as of the date hereof, New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).


         For each Fund, the net asset value per share is determined by dividing the value of the securities, cash and other assets of the Fund less all liabilities by the total number of shares outstanding. For the purpose of determining the aggregate net assets of a Fund, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued.

         The value of most fixed-income securities held by the Funds will be provided by an independent pricing service, which determines these valuations at a time earlier than the close of the Exchange. Pricing services consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. Occasionally events affecting the value of such securities may occur between the time valuations are determined and the close of the Exchange. If events materially affecting the value of such securities occur during such period, or if a Fund's investment adviser or sub-adviser determines for any other reason that valuations provided by the pricing service are inaccurate, such securities will be valued at their fair value according to procedures established in good faith by the Company's Board of Directors. Fixed-income securities for which prices are not available from an independent pricing service but where an active market exists will be valued using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Company's Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost. In addition, any securities or other assets of a Fund for which market prices are not readily available will be valued at their fair value in accordance with procedures established in good faith by the Company's Board of Directors.

                     DISTRIBUTIONS TO SHAREHOLDERS AND TAXES

Distributions


         The present policy of each Fund is to declare a distribution from the net investment income of the Fund on each day that the Fund is open for business. Net investment income consists of interest accrued on portfolio investments of a Fund, less accrued expenses, computed in each case since the most recent determination of net asset value. Net realized long-term or mid-term capital gains, if any, are distributed at least annually, after utilization of any available capital loss carryovers.


         Shareholders of each Fund receive distributions from investment income and capital gains in additional shares of the Fund at net asset value, without any sales charge, unless they elect otherwise. The Funds will pay distributions not reinvested to the shareholder of record via wire transfer. Each Fund sends monthly statements to its shareholders with details of any reinvested dividends.

Federal Income Taxation

         Each Fund is treated as a separate entity for federal income tax purposes. Each Fund qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") during its most recent taxable year and intends to qualify as a regulated investment company during the current taxable year. If so qualified, a Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders. The following discussion of the federal income tax consequences of investing in the Funds is based upon tax laws and regulations in effect on the date of this Prospectus and is subject to change by legislative or administrative action. For additional information, see "Taxes" in the Statement of Additional Information.


         If shares of either Fund are sold or otherwise disposed of, the shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sales price of the shares disposed of, if, as is usually the case, the shares are a capital asset in the hands of the shareholder. If the sale or other disposition occurs more than one year but less than eighteen months after the shares were acquired, the resulting capital gain or loss is now categorized as mid-term. If the sale or other disposition occurs more than eighteen months after the shares were acquired, the resulting capital gain or loss will be long-term. A special provision of the Code states that, if a Fund's shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of those shares will be a long-term capital loss to the extent of such long-term capital gain distribution, unless such sale or other disposition is made pursuant to a plan that provides for the periodic liquidation of an investment in the Fund.

         Distributions by the Funds are generally taxable to shareholders, whether received in cash or in additional shares of the Fund. Distributions from a Fund's net investment income and net short-term capital gains are taxable to shareholders as ordinary income. Distributions from a Fund designated as either long-term or mid-term capital gain distributions will be taxable to the shareholder as such irrespective of how long the shareholder has held the shares. Shareholders not subject to federal income taxation will not be taxed on distributions by the Funds.


State Income Taxation

         Certain states exempt mutual fund dividends attributable to interest paid on certain U.S. Government Securities from income taxation when received by banks that are shareholders in the mutual fund. Prospective investors are advised to consult with their tax advisers concerning the application of state and local tax laws to investments in and distributions by the Funds. Shareholders will be notified annually as to the amount, nature and federal income tax status of dividends and distributions.

                             INVESTMENT PERFORMANCE

         Advertisements and other sales literature for the Funds may refer to "yield," "average annual total return," "cumulative total return," "current distribution rate" and may compare such performance quotations with published indices and comparable quotations of other funds. When a Fund advertises any performance information, it also will advertise its average annual total return as required by the rules of the Securities and Exchange Commission. All such figures are based on historical earnings and performance and are not intended to be indicative of future performance. Additionally, performance information may not provide a basis for comparison with other investments or other mutual funds using a different method of calculating performance. The investment return on and principal value of an investment in either Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         The advertised "yield" of a Fund will be based on a 30-day period in the advertisement. Yield is calculated by dividing the net investment income per share deemed earned during the period by the maximum offering price per share on the last day of the period. The result is then "annualized" using a formula that provides for semi-annual compounding of income.

         The "average annual total return" is the average annual compounded rate of return based upon a hypothetical $1,000 investment made at the beginning of the advertised period. In calculating average annual total return, the maximum sales charge is deducted from the hypothetical investment and all dividends and distributions are assumed to be reinvested.

         "Cumulative total return" is calculated by subtracting a hypothetical $1,000 payment to a Fund from the ending redeemable value of such payment (at the end of the relevant advertised period), dividing such difference by $1,000 and multiplying the quotient by 100. In calculating ending redeemable value, all income and capital gain distributions are assumed to be reinvested in additional Fund shares and the maximum sales charge is deducted.

         Each Fund, from time to time, may also quote a "current distribution rate" to shareholders. A current distribution rate as of a date is calculated by determining the amount of distributions that would have been paid over the twelve-month period ending on such date to the holder of one hypothetical Fund share purchased at the beginning of such period, and dividing such amount by the current maximum offering price per share (the net asset value per Fund share plus the maximum sales charge).

         In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Funds' shares, including data from Lipper Analytical Services, Inc., Morningstar and other entities or organizations which track the performance of investment companies. Performance information for each Fund may also be compared to its Comparison Index and to other unmanaged indices. Unmanaged indices generally do not reflect deductions for administrative and management costs and expenses. For Fund performance information and daily net asset value quotations, investors may call (612) 376-7030 or (800) 277-3862.

         For additional information regarding comparative performance information and the calculation of each Fund's yield, average annual total return, cumulative total return and current distribution rate, see "Performance Comparisons" in the Statement of Additional Information.

                               GENERAL INFORMATION

         Each Fund sends to its shareholders six-month unaudited and annual audited financial statements which include a list of investment securities held by the Fund.

         The Funds were established in 1997, each as a separate series of VAM Institutional Funds, Inc., a Minnesota corporation incorporated in January 1985. Effective with the close of business on April 30, 1997, Intermediate Duration Portfolio and Core Portfolio acquired the assets and assumed all liabilities of Voyageur Financial Institutions Intermediate Duration Portfolio and Voyageur Financial Institutions Core Portfolio, respectively, each a series of Voyageur Funds, Inc., in a tax-free exchange by issuing new shares. The Funds had no assets or liabilities prior to the acquisition.

         The Articles of Incorporation limit the liability of the Directors to the fullest extent permitted by law. The Articles of Incorporation currently permit the Directors to issue an unlimited number of full and fractional shares of four distinct series, each of which evidences an interest in a separate portfolio of investments with its own investment objective, policies and restrictions. The Articles of Incorporation also permit the Directors, without shareholder approval, to create additional series of shares and to subdivide any series into various classes of shares with such dividend preferences and other rights as the Directors may designate.

         Each share of a Fund represents an equal proportionate interest in the assets belonging to the Fund and has identical voting, dividend, liquidation and other rights. Fund shares are freely transferable, are entitled to dividends as declared by the Directors, and, in liquidation of a Fund, are entitled to receive the net assets of such Fund. The Funds do not generally hold annual meetings of shareholders and will do so only when required by law.

         Each share of a series has one vote irrespective of the relative net asset value of the series' shares. On some issues, such as the election of Directors, all shares of the Company vote together as one series. On an issue affecting only a particular series, the shares of the affected series vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one series.

         The assets received by the Company for the issue or sale of shares of each series or class thereof, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series, and in the case of a class, allocated to such class, and constitute the underlying assets of such series or class. The underlying assets of each series or class thereof are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series or class and with a share of the general expenses of the Company. Any general expenses of the Company not readily identifiable as belonging to a particular series or class shall be allocated among the series or classes thereof, based upon the relative net assets of the series or class at the time such expenses were accrued. For a further discussion of the above matters, see "Additional Information" in the Statement of Additional Information.


         No person has been authorized to give any information or to make any representations other than those contained in this Prospectus (and/or in the Statement of Additional Information referred to on the cover page of this Prospectus), and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or Dougherty Summit Securities LLC. This Prospectus does not constitute an offer or solicitation by anyone in the state in which such offer or solicitation is not authorized, or in which the person making such offer or solicitation is not qualified to do so or to any person to whom it is unlawful to make such offer or solicitation.


--------------------------------------------------------------------------------

                                    PART B

                      VAM SHORT DURATION TOTAL RETURN FUND
                   VAM INTERMEDIATE DURATION TOTAL RETURN FUND
                           VAM CORE TOTAL RETURN FUND
                             VAM MID CAP STOCK FUND
                              VAM GROWTH STOCK FUND

           Separately managed series of VAM Institutional Funds, Inc.


                       Statement of Additional Information
                             Dated February 26, 1998

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of the Funds dated February 26, 1998. A copy of the Prospectus or this Statement of Additional Information may be obtained free of charge by contacting the Funds at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402. Telephone: 612- 376-7000 or toll free 800-553-2143.


         The Funds are primarily designed to provide pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations, other institutions and high net worth individuals access to the professional investment management services offered by Voyageur Asset Management LLC (the "Adviser").

                                TABLE OF CONTENTS
                                                                           Page

Investment Policies and Restrictions....................................      2
Directors and Executive Officers........................................     13
The Adviser, Sub-Adviser and Administrative Services....................     15
Net Asset Value and Public Offering Price...............................     18
Taxes...................................................................     19
Calculations of Performance Data........................................     21
Redemptions.............................................................     22
Additional Information..................................................     22
Appendix A-- Description of Securities Ratings..........................    A-1

         No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information or the Prospectus dated February 26, 1998, and, if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Statement of Additional Information does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this Statement of Additional Information at any time shall not imply that there has been no change in the affairs of the Funds since the date hereof.


INVESTMENT POLICIES AND RESTRICTIONS


         The investment objectives, policies and restrictions of VAM Short Duration Total Return Fund ("Short Fund"), VAM Intermediate Duration Total Return Fund ("Intermediate Fund"), VAM Core Total Return Fund ("Core Fund"), VAM Mid Cap Stock Fund ("Mid Cap Fund") and VAM Growth Stock Fund ("Growth Fund") (collectively, the "Funds") are set forth in the Prospectus. Certain additional investment information is set forth below. All capitalized terms not defined herein have the same meanings as set forth in the Prospectus.


Repurchase Agreements

         The Funds may invest in repurchase agreements. When investing in a repurchase agreement, a Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Generally, repurchase agreements are of short duration--usually less than a week--but on occasion may be for longer periods. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U. S. Government, the obligation of the seller is not guaranteed by the U. S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the respective Fund would attempt to dispose of the underlying security in the market or would hold the underlying security until maturity. However, in the case of a repurchase agreement construed by the courts as a collateralized loan or an executory contract, the respective Fund may be subject to various delays and risks of loss in attempting to dispose of the underlying security, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and
(c) expenses involved in the enforcement of the Fund's rights.

         The Funds' custodian will hold the securities underlying any repurchase agreement or such securities may be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the respective Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

         The use of repurchase agreements also involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the respective Fund may incur a loss upon their disposition. In addition, if the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the respective Fund and therefore subject to sale by the trustee in bankruptcy.

         Investments in repurchase agreements by the Funds will be only for defensive or temporary purposes. Each Fund will limit its investment in repurchase agreements with a maturity of more than seven days to 15% of the Fund's net assets (subject to the Fund's collective 15% limitation regarding illiquid investments). See " --Illiquid Investments," below.

Illiquid Investments

         As a nonfundamental policy, each Fund is permitted to invest up to 15% of its net assets in illiquid investments. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act, certain forms of interest-only and principal-only mortgaged-backed U.S. Government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). Each Fund may invest without limitation in these forms of restricted securities if such securities are deemed by the Adviser or the Sub-Adviser, as the case may be, to be liquid in accordance with standards established by the Fund's Board of Directors. Under these guidelines, the Adviser or the Sub-Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

         At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

U.S. Government Securities

         Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, each Fund invests in obligations issued by an instrumentality of the U.S. Government only if the Fund's Adviser determines that the instrumentality's credit risk does not make its securities unsuitable for investment by a Fund.

Mortgage-Related Securities

         As discussed in the Prospectus, each Fixed Income Fund may invest in mortgage-related securities. The mortgage-related securities in which the Funds may invest include mortgage pass-through securities, adjustable rate mortgage securities and derivative mortgage securities such as collateralized mortgage obligations. There are currently three basic types of mortgage-related securities: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers referred to in (b) and (c) above include originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

         The government guaranteed mortgage pass-through securities in which the Funds may invest will include certificates issued or guaranteed by GNMA, FNMA and FHLMC, which represent interests in underlying residential mortgage loans. These mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC generally guarantees only ultimate collection of principal of the underlying mortgage loans.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement.

         Collateralized mortgage obligations ("CMOs") are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Payments of principal and interest on underlying collateral provide the funds to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. CMOs and multi-class pass-through securities (collectively CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the United States Government or by private organizations.

High Yield Securities

         Each Fixed Income Fund may invest up to 15% of its net assets in fixed-income securities rated lower than Baa by Moody's or lower than BBB by S&P but rated at least B by Moody's or S&P. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. In addition, securities rated Baa are considered by Moody's to have some speculative characteristics.

         Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed-income securities. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality fixed-income securities, and the ability of the Funds to achieve their investment objectives may, to the extent of their investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Funds were investing in higher quality securities.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, the Funds may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

         There may be special tax considerations associated with investing in high yield securities structured as zero coupon or payment-in-kind securities. A Fund records the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. The Funds will be required to distribute all or substantially all such amounts annually and may have to obtain the cash to do so by selling securities which otherwise would continue to be held. Shareholders will be taxed on these distributions.

         The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

         The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting securities for the Funds and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Adviser deems it in the best interest of the Fund's shareholders.

         The market for high yield securities may be thinner and less active than that for higher rated fixed-income securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, high yield securities will be valued in accordance with procedures established by the Board of Directors, including the use of outside pricing services. Judgment plays a greater role in valuing high yield debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value high yield securities and the Funds' ability to dispose of these securities.

         Since the risk of default is high for high yield securities, research and credit analysis are an especially important part of managing securities of this type. The Adviser will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Adviser's analysis will focus on relative values based on such factors as interest in dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Options and Futures Transactions

         Certain Funds may buy and sell put and call options, futures contracts and options on futures contracts with respect to financial instruments and stock and interest rate indexes. The Funds will engage in such transactions only to hedge existing positions. They will not engage in such transactions for the purposes of speculation or leverage. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options and writing (i.e., selling) call options are strategies designed to protect against falling securities prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time option writing strategies tend to be profitable, while option buying strategies tend to decline in value.

         Writing Options. Certain Funds may write (i.e., sell) covered put and call options with respect to the securities in which they may invest. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. With respect to put options written by any Fund, there will have been a predetermination that acquisition of the underlying security is in accordance with the investment objective of such Fund.

         "Covered options" means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. Government securities or other liquid securities having a value equal to or greater than the exercise price of the option.

         Through the writing of call or put options, a Fund may obtain a greater current return than would be realized on the underlying securities alone. A Fund receives premiums from writing call or put options, which it retains whether or not the options are exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

         Purchasing Options. Certain Funds may purchase put options in order to protect portfolio holdings in an underlying security against a decline in the market value of such holdings. Such protection is provided during the life of the put because a Fund may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to a Fund is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         A Fund may wish to protect certain portfolio securities against a decline in market value at a time when no put options on those particular securities are available for purchase. The Fund may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio.

         Each Fund may also purchase call options. During the life of the call option, the Fund may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         The securities exchanges have established limitations governing the maximum number of options which may be written by an investor or group of investors acting in concert. These position limits may restrict a Fund's ability to purchase or sell options on a particular security. It is possible that with respect to a Fund, the Fund and other clients of the Adviser may be considered to be a group of investors acting in concert. Thus, the number of options which a Fund may write may be affected by options written by other investment advisory clients of the Adviser.

         Securities Index Option Trading. Certain Funds may purchase and write put and call options on securities indexes. Options on securities indexes are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated to make delivery of this amount.

         The effectiveness of purchasing or writing index options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price movements of the index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the stock or bond markets generally or, in the case of certain indexes, in an industry market segment, rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market or interest rates market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. In the event the Adviser is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

         Because exercises of index options are settled in cash, a Fund cannot determine the amount of its settlement obligations in advance and, with respect to call writing, cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. When a Fund writes an option on an index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, liquid securities or "qualified securities" with a market value determined on a daily basis of not less than 100% of the current market value of the option.

         Options purchased and written by a Fund may be exchange traded or may be options entered into by the Fund in negotiated transactions with investment dealers and other financial institutions (over-the-counter or "OTC" options) (such as commercial banks or savings and loan associations) deemed creditworthy by the Adviser. OTC options are illiquid and it may not be possible for the Fund to dispose of options it has purchased or to terminate its obligations under an option it has written at a time when the Adviser believes it would be advantageous to do so.

         Futures Contracts and Options on Futures Contracts. Certain Funds may enter into futures contracts and purchase and write options on these contracts, including but not limited to interest rate and securities index futures contracts and put and call options on these futures contracts. These contracts will be entered into on domestic exchanges and boards of trade, subject to applicable regulations of the Commodity Futures Trading Commission. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

         In connection with transactions in futures contracts and writing related options, each Fund will be required to deposit as "initial margin" a specified amount of cash or short-term, U.S. Government securities. The initial margin required for a futures contract is set by the exchange on which the contract is traded. It is expected that the initial margin would be approximately 1-1/2% to 5% of a contract's face value. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. No Fund will purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on that Fund's existing futures and related options positions and premiums paid for options or futures contracts entered into for other than bona fide hedging purposes would exceed 5% of the liquidation value of the Fund's portfolio.

         Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

         Risks of Transactions in Futures Contracts and Options.

         Hedging Risks in Futures Contracts Transactions. There are several risks in using stock index or interest rate futures contracts as hedging devices. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying index or financial instrument due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in stock indexes of securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

         Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the financial instruments included in the applicable index.

         Successful use of futures contracts by a Fund is subject to the ability of the Adviser to predict correctly movements in the direction of interest rates or the stock market. If a Fund has hedged against the possibility of a decline in the value of the stocks held in its portfolio or an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and stock prices increase or interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by the Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to the Fund, and the Fund realizes a loss or a gain.

         Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

         In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         Risks of Options. The use of options on financial instruments and indexes and on interest rate and stock index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option generates a premium which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, the Fund becomes obligated to sell an underlying instrument or a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but the Fund becomes obligated to purchase the underlying instrument or futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options may exceed the amount of the premium received.

         The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although a Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

         A Fund's purchase or sale of put or call options will be based upon predictions as to anticipated interest rates or market trends by the Adviser, which could prove to be inaccurate. Even if the expectations of the Adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

         The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options,
(ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Certain Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, such Funds will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

         Certain Funds may purchase call options to hedge against an increase in the price of securities that the Funds anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         As discussed above, options may be traded over-the-counter ("OTC options"). In an over-the-counter trading environment, much of the protection afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. OTC options are illiquid and it may not be possible for the Funds to dispose of options they have purchased or terminate their obligations under an option they have written at a time when the Adviser believes it would be advantageous to do so. Accordingly, OTC options are subject to each Fund's limitation that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC option, a Fund could experience a loss of all or part of the value of the option.

         Foreign Transactions. Transactions in options and futures contracts by Funds investing in foreign securities may be conducted outside of the United States. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (a) other complex foreign political and economic factors; (b) lesser availability than in the United States of data on which to make trading decisions; (c) delays in a Fund's ability to act upon economic events occurring in foreign during nonbusiness hours in the United States; (d) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (e) lesser trading volume. In addition, such transactions may not involve a clearing mechanism and related guarantee.

Warrants

         Growth Fund and Mid Cap Fund may invest in warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date.

Temporary Investments

         To the extent set forth in the Prospectus, the Funds may invest in short-term money market securities, including obligations of the U.S. Government and its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high-grade commercial paper and other money market instruments.

         Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature within 397 days are considered money market securities for purposes of the Funds' investment policies.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits are not transferable and are therefore illiquid prior to their maturity. No Fund will invest more than 15% of its net assets in time deposits and other illiquid securities. See "Investment Restrictions" below. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

         Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Funds will consist only of direct obligations which, at the time of their purchase, are (a) rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P (or comparably rated by any other nationally recognized statistical rating organization), (b) issued by companies having an outstanding unsecured debt issue currently rated at least Aa by Moody's or at least AA by S&P (or comparably rated by any other nationally recognized statistical rating organization), or (c) if unrated, determined by the Adviser to be of comparable quality to those rated obligations which may be purchased by the Funds.

         Money market instruments in which the Funds may invest also include nonconvertible corporate debt securities (for example, bonds and debentures) with no more than 397 days remaining to maturity, provided such obligations are rated Aa or better by Moody's, AA or better by S&P (or comparably rated by any other nationally recognized statistical rating organization) or, if unrated, determined to be of comparable quality by the Adviser.

Investment Restrictions


         Each Fund has adopted the following investment restrictions which, together with the investment objective of such Fund, cannot be changed without approval by holders of a majority of the outstanding voting shares of such Fund. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of such Fund at a meeting where more than 50% of the outstanding shares of such Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of such Fund.


         1. No Fund, with respect to 75% of its total assets, will invest more than 5% of the value of its total assets (taken at market value at the time of purchase) in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof.

         2. No Fund will invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in any one industry. This restriction does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto. The various types of utilities companies, such as gas, electric, telephone, telegraph, satellite and microwave communications companies, are considered as separate industries.

         3. No Fund will underwrite the securities of other issuers except to the extent that, in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.

         4. No Fund will borrow money except for temporary or emergency purposes. The amount of such borrowing (not including borrowing through reverse repurchase agreements) may not exceed one- third of such Fund's total assets. No Fund will purchase portfolio securities while outstanding borrowings (other than reverse repurchase agreements) exceed 5% of the value of the Fund's total assets. The Funds will not borrow for leverage purposes.

         5. No Fund will issue any senior securities, as defined in the 1940 Act, except as set forth in investment restriction number 4 above, and except to the extent that using options, futures contracts and options on futures contracts, or purchasing or selling securities on a when-issued or forward commitment basis, or using similar investment strategies may be deemed to constitute issuing a senior security.

         6. No Fund will purchase or sell commodities or commodities futures contracts, except that the Funds may enter into financial futures contracts and engage in related options transactions.

         7. No Fund will mortgage, pledge or hypothecate its assets except to secure temporary or emergency borrowing. For purposes of this policy, collateral arrangements for margin deposits on future contracts or with respect to the writing of options are not deemed to be a pledge of assets.

         8. No Fund will lend money to other persons, except through purchasing debt obligations, lending portfolio securities and entering into repurchase agreements.

         9. No Fund will purchase or sell real estate or real estate limited partnership interests, except that the Funds may purchase and sell securities of companies that deal in real estate or interests in real estate.

         For purposes of the Funds' concentration policy contained in fundamental restriction (2) above, the applicable Funds intend to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

         Each Fund has adopted the following operating (i.e., non-fundamental) investment restrictions which may be changed by the Board of Directors at any time without shareholder approval. No Fund will:

         1. Invest more than 15% of its net assets in illiquid securities.

         2. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except that the Funds may make margin deposits in connection with futures contracts.

         3. Make short sales of securities.

         Additionally, Growth Fund and Mid Cap Fund may invest in warrants if no more than 5% of the value of each Fund's net assets would be invested in such securities.

         Any investment restriction or limitation which involves a maximum percentage of securities or assets, except the policies regarding borrowing and investments in illiquid securities, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Diversification

         As indicated by the first fundamental investment restriction set forth above, each Fund operates as a "diversified" fund. Each Fund intends to conduct its operations so that it will comply with diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and qualify as a "regulated investment company." In order to qualify as a regulated investment company, each Fund must limit its investments so that, at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer. In addition, the Code requires that not more than 25% in value of each Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year.

Portfolio Turnover

         Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities by a Fund to the average monthly value of portfolio securities owned by the Fund, not including securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of a Fund's portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned by the Fund during the year. Each Fund will dispose of securities without regard to the time they have been held when such action appears advisable to the Adviser. Frequent portfolio trades may result in higher transaction and other costs for a Fund.


                        DIRECTORS AND EXECUTIVE OFFICERS

         The Directors and officers of the Company, their position with the Company and their principal occupations are set forth below. Unless indicated otherwise, all positions have been held at least five years.


                                                 Principal Occupation(s) During
Name, Address, and Age        Position       Past Five Years and Other Affiliations
-----------------------       --------       ---------------------------------------

Richard F. McNamara, 64       Director       Chief Executive Officer of Activar, Inc., a Minneapolis-
7808 Creekridge Circle #200                  based holding company consisting of seventeen companies
Minneapolis, Minnesota 554239                in industrial plastics, sheet metal, automotive aftermarket, construction supply, electronics and financial
                                             services, since 1966.  Mr. McNamara currently serves on the board of directors of Rimage (electronics manufacturing) and Interbank.

James W. Nelson,  56          Director       Chairman and Chief Executive Officer of Eberhardt
81 South Ninth Street                        Holding Company and its subsidiaries.
Suite 400
Minneapolis, Minnesota 55440

Robert J. Odegard,  77        Director       Special Assistant to the President of the University of
University of Minnesota                      Minnesota.
Foundation
1300 South Second Street
Minneapolis, Minnesota 55454

Thomas F. Madison,  62        Director       President and CEO of MLM Partners, Inc. since January
200 South Fifth Street                       1993; previously, Vice Chairman--Office of the CEO,
Suite 2100                                   The Minnesota Mutual Life Insurance Company from
Minneapolis, Minnesota 55402                 February to September 1994; President of U.S. WEST
                                             Communications--Markets from 1988 to 1993.  Mr. Madison
                                             currently serves on the board of directors of Valmont Industries, Inc.
                                             (metal manufacturing), Eltrax Systems, Inc. (data communications integration), Minnegasco, Span Link Communications (software),
                                             ACI Telecentrics (outbound telemarketing and telecommunications)
                                             and various civic and educational organizations.

Michael E. Dougherty*, 57     Director       Chairman and Director of Dougherty  Financial Group LLC
90 South Seventh Street                      ("DFG") since 1997; Chairman, Director and Chief Executive
Suite 4300                                   Officer of predecessor of DFG since its inception; Director
Minneapolis, MN 55402                        of the Adviser since 1997; Director of the predecessor of the
                                             Adviser since its inception; Director of the Underwriter since
                                             1997; Director of the predecessor of the Underwriter since its inception.

John G. Taft, 43              President      Director of the Adviser since 1998, previously Chief Executive
90 South Seventh Street                      Officer and Director of the Adviser since 1997; President and
Suite 4300                                   Chief Executive Officer and Director of the Underwriter since
Minneapolis, Minnesota 55402                 1997; previously, President and Director from 1993 to 1997 of the predecessor of the Adviser and the Underwriter; President of the predecessor of the Underwriter from 1991 to 1995;
                                             Management committee member of the predecessor of the Adviser from 1991 to 1993.

James C. King, 57             Vice           Director of the Adviser since 1998; Senior Equity Portfolio
90 South Seventh Street       President      Manager of the Adviser since 1997; previously, Senior Equity
Suite 4300                                   Portfolio Manager of the predecessor of the Adviser from
Minneapolis, Minnesota 55402                 1993 to 1997; Director of the predecessor of the Adviser and the
                                             Underwriter from 1993 to 1995.

Steven P. Eldredge, 42        Vice           Senior Tax Exempt Portfolio Manager of the Adviser since
90 South Seventh Street       President      1997; previously, Senior Tax Exempt Portfolio Manager of
Suite 4300                                   the predecessor of the Adviser from 1995 to 1997; portfolio
Minneapolis, Minnesota 55402                 manager for ABT Mutual Funds, Palm Beach, Florida,
                                             from 1989 to 1995.

Michelle M. Sandberg, 34      Treasurer      Director, Vice President and Treasurer of the Adviser since 1997.
90 South Seventh Street                      Director, Vice President and Treasurer of DFG since 1997; previously
Suite 4300                                   Vice President and Controller of the predecessor of DFG and the
Minneapolis, Minnesota 55402                 predecessor of the Underwriter from 1995 to 1997, Controller of the predecessor of DFG and the predecessor of the Underwriter from 1990 to 1995.

Thomas J. Abood, 33           Secretary      Secretary, Senior Vice President and General Counsel of
90 South Seventh Street                      Dougherty Financial Group LLC since 1997; previously,
Suite 4300                                   Senior Vice President and General Counsel of Dougherty
Minneapolis, Minnesota 55402                 Financial Group, Inc. (from 1995 to 1997); Senior Vice President of the predecessor of the Adviser and the Underwriter and of
                                             Voyageur Companies, Inc. from 1994 to 1997; Vice President of the predecessor of the Adviser and Voyageur Companies, Inc.from 1994 to
                                             1995; associated with the law firm of Skadden, Arps, Slate, Meagher
                                             & Flom, Chicago, Illinois from 1988 to 1994.




---------------------------
* Directors of the Company who are interested persons (as that term is defined by the 1940 Act) of the Company and the Funds.

         As of January 31, 1998, the officers and directors of the Company as a group did not own any shares of the Funds.


         The Company does not compensate its officers. Each director (who is not an employee of the Adviser or any of its affiliates) receives a total annual fee of $1,000 for serving as a director of the Company, plus a $500 fee for each in-person meeting attended by such director. These fees are allocated among each series of the Company based on the relative average net asset value of each series. In addition, each director who is not an employee of the Adviser any of its affiliates is reimbursed for expenses incurred in connection with attending meetings. The Adviser currently serves as investment adviser to the Company which has eight series.


         For the calendar year ended December 31, 1997, each of Messrs. McNamara, Madison, Nelson and Odegard received compensation from the investment companies (the "Fund Complex") for which the Adviser served as investment adviser. (During the calendar year ended December 31, 1997, the Fund Complex consisted of up to 1 open-end investment company comprising 8 series or funds. On April 30, 1997, the investment advisory contracts for other investment companies previously affiliated with the Adviser were assigned to a new adviser and are not included in the information for the following table.) The following table sets forth the compensation received by each director from the Company during the fiscal year ended October 31, 1997, as well as the total compensation received by each director from the Fund Complex during the calendar year ended December 31, 1997. During these periods, each director received a total annual fee of $1,000, plus a $500 fee for each special in-person meeting attended.

                        Aggregate Compensation               Total Compensation
Director                  from the Company                  from Fund Complex
--------            ------------------------------           ------------------

Richard F. McNamara           $      25                          $       1,000
Thomas F. Madison             $      25                          $       1,000
James W. Nelson               $      25                          $       1,000
Robert J. Odegard             $      25



         THE INVESTMENT ADVISER, SUB-ADVISER AND ADMINISTRATIVE SERVICES

General


         Voyageur Asset Management LLC (the "Adviser"), a Minnesota limited liability company, has been retained under an investment advisory agreement (the "Advisory Agreement") with the Company to act as each Fund's investment adviser, subject to the authority of the Board of Directors. Dougherty Summit Securities LLC (the "Distributor") is the principal distributor of the Funds' shares. The Adviser is an indirect wholly-owned subsidiary of Dougherty Financial Group LLC ("DFG"). The Underwriter is owned approximately 42% by DFG.


Investment Advisory Agreement

         The Funds do not maintain their own research department. The Company, on behalf of each Fund, has contracted with the Adviser for investment advice, research and management. Pursuant to the Investment Advisory Agreement, the Adviser has the sole and exclusive responsibility for the management of each Fund's portfolio and the making and execution of all investment decisions for the Fund subject to the objectives and investment policies and restrictions of the Fund and subject to the supervision of the Company's Board of Directors. The Adviser also furnishes, at its own expense, office facilities, equipment and personnel for servicing the investments of each Fund. The Adviser has agreed to arrange for officers and employees of the Adviser to serve without compensation from the Funds as directors, officers or employees of the Company if duly elected to such positions by the shareholders or directors.


         As compensation for the Adviser's services, each Fixed Income Fund is obligated to pay a monthly fee equivalent on an annual basis to .50% of each such Fund's average daily net assets and each Equity Fund is obligated to pay a monthly fee equivalent on an annual basis to 1.00% of each such Fund's average daily net assets. The percentage fee is based on the average daily value of each Fund's net assets at the close of each business day. For purposes of calculating average daily net assets, as such term is used in the Investment Advisory Agreement, each Fund's net assets equal its total assets minus its total liabilities. The Funds have agreed to reimburse or waive these fees to the extent set forth under Fees and Expenses in the prospectus.


         The Investment Advisory Agreement continues from year to year only if approved annually (a) by the Board of Directors of the Company or by vote of a majority of the outstanding voting securities of each Fund and (b) by vote of a majority of Directors of the Company who are not parties to such Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting of the Board of Directors called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated by either party on 60 days' notice to the other party and terminates automatically upon its assignment. The Investment Advisory Agreement also provides that amendments to the Agreement may be effected if approved by the Board of Directors of the Company (including a majority of the directors who are not interested persons of the Adviser or the Company), unless the 1940 Act requires that any such amendment must be submitted for approval by the shareholders and that all proposed assignments of such agreement are subject to approval by the Company's Board of Directors (unless the 1940 Act otherwise requires shareholder approval thereof).

Administrative Services Agreement

         The Adviser also acts as each Fund's dividend disbursing, transfer, administrative and accounting services agent pursuant to an Administrative Services Agreement (the "Administrative Services Agreement") between the Adviser and the Company. Pursuant to the Administrative Services Agreement, the Adviser provides each Fund all dividend disbursing, transfer agency, administrative and accounting services required by such Fund including, without limitation, the following: (i) the calculation of net asset value per share (including the pricing of each Fund's portfolio of securities) at such times and in such manner as is specified in the Fund's current Prospectus and Statement of Additional Information, (ii) upon the receipt of funds for the purchase of such Fund's shares or the receipt of redemption requests with respect to such Fund's shares outstanding, the calculation of the number of shares to be purchased or redeemed, respectively, (iii) upon such Fund's distribution of dividends, the calculation of the amount of such dividends to be received per share, the calculation of the number of additional shares of such Fund to be received by each shareholder of such Fund (other than any shareholder who has elected to receive such dividends in cash) and the mailing of payments with respect to such dividends to shareholders who have elected to receive such dividends in cash,
(iv) the provision of transfer agency services, (v) the creation and maintenance of such records relating to the business of such Fund as such Fund may from time to time reasonably request, (vi) the preparation of tax forms, reports, notices, proxy statements, proxies and other shareholder communications, and the mailing thereof to shareholders of such Fund, and (vii) the provision of such other dividend disbursing, transfer agency, administrative and accounting services as such Fund and the Adviser may from time to time agree upon. Pursuant to the Administrative Services Agreement, the Adviser also provides such regulatory reporting and compliance related services and tasks for the Company or any Fund as the Company may reasonably request.

         As compensation for these services, each Fund pays the Adviser a monthly fee equivalent on an annual basis to .15% of the Fund's average daily net assets. For purposes of calculating average daily net assets, as such term is used in the Administrative Services Agreements, each Fund's net assets equals its total assets minus its total liabilities. Each Fund also reimburses the Adviser for its out-of-pocket expenses in connection with the Adviser's provision of services under such Fund's Administrative Services Agreement.

         The Administrative Services Agreement is renewable from year to year if the Company's directors (including a majority of the Company's disinterested directors) approve the continuance of the Agreement. Each Fund or the Adviser can terminate such Fund's Administrative Services Agreement on 60 days' notice to the other party. The Administrative Services Agreement also provides that amendments to the Agreement may be effected if approved by the Board of Directors of the Company (including a majority of the directors who are not interested persons of the Adviser or the Fund), unless the 1940 Act requires that any such amendment must be submitted for approval by the Fund's shareholders, and that all proposed assignments of such agreement are subject to approval by the Company's Board of Directors (unless the 1940 Act otherwise requires shareholder approval thereof).

Expenses of the Funds

         All costs and expenses (other than those specifically referred to as being borne by the Adviser or the Distributor) incurred in the operation of each Fund are borne by such Fund. These expenses include, among others, fees of the directors who are not employees of the Adviser or any of its affiliates, expenses of directors' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of redemption of shares, expenses of issue and sale of shares (to the extent not borne by the Distributor under its agreement with such Fund), association membership dues, charges of such Fund's custodian, and bookkeeping, auditing and legal expenses. Each Fund will also pay the fees and bear the expense of registering and maintaining the registration of such Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses, reports and statements to shareholders.


         The Adviser reserves the right to voluntarily waive its fees in whole or part and to voluntarily reimburse certain other of the Fund's expenses. Any such waiver or reimbursement, however, is in the Adviser's sole discretion and may be lifted or reinstated at any time. The Adviser has voluntarily agreed to waive fees and reimburse expenses for each Fund through October 31, 1998, to the extent set forth under "Fees and Expenses" in the Prospectus.


Portfolio Transactions and Allocation of Brokerage

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Adviser. In selecting brokers to execute portfolio transactions, the Adviser seeks to obtain the best net price and efficiency of execution of orders. Commission rates, being a component of price, are considered together with other relevant factors.

         When consistent with the objectives of best net price and efficiency of execution of orders, business may be placed with broker-dealers who furnish investment research services to the Adviser; provided, however, that the provision of research and brokerage services may not be considered in selecting dealers to execute futures contracts and related options. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. This allows the Adviser to supplement its own investment research activities by obtaining the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for a Fund. Research may also include computer software and hardware which conveys or analyzes the foregoing. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Adviser has not entered into any formal or informal agreements with any broker-dealers, nor do it maintain any "formula" which must be followed in connection with the placement of the Funds' portfolio transactions in exchange for research services provided the Adviser, except as noted below. However, the Adviser maintains informal lists of broker-dealers, which is used from time to time as a general guide in the placement of the Funds' business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. The Funds will not purchase at a higher price or sell at a lower price in connection with transactions effected with a broker-dealer, acting as principal, who furnishes research services to the Adviser than would be the case if no weight were given by the Adviser to the dealer's furnishing of such services.

         The Adviser believes that most research services obtained will generally benefit one or more of the investment companies managed by the Adviser and will also benefit accounts which they manage. Normally research services obtained through commissions paid by the managed funds and accounts investing in debt securities would primarily benefit such funds and accounts; similarly, services obtained from transactions in common stocks would be of greater benefit to the managed funds and accounts investing in common stocks.

         Pursuant to conditions set forth in the rules of the Securities and Exchange Commission, each Fund may effect brokerage transactions in its portfolio securities with a broker or dealer affiliated directly or indirectly with the Adviser. In determining the commissions to be paid to a broker-dealer affiliated with the Adviser, it is the policy of the Funds that such commissions will, in the judgment of the Adviser, subject to review by the Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time, and (b) at least as favorable as commissions contemporaneously charged by such affiliated broker-dealers on comparable transactions for their most favored comparable unaffiliated customers.

         When two or more clients of the Adviser are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Adviser to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

         Pursuant to conditions set forth in rules of the Securities and Exchange Commission, the Funds may purchase securities from an underwriting syndicate of which an affiliated broker-dealer is a member (but not directly from such affiliated broker-dealer itself). Such conditions relate to the price and amount of the securities purchased, the commission or spread paid and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Board of Directors of the Funds, particularly those directors who are not interested persons of the Funds.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Company's directors may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute the Funds' securities transactions.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE


         The method for determining the public offering price of Fund shares, which is equal to the net asset value per share, is summarized in the Prospectus. The portfolio securities in which the Funds invest fluctuate in value and hence the net asset value per share of each Fund also fluctuates. The net asset value of each Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

         The portfolio securities in which each Fund invests fluctuate in value and hence the net asset value per share of each Fund also fluctuates. On October 31, 1997, the net asset value per share for VAM Mid Cap Fund was calculated as follows:

         Net Assets ($643,818)       =        Net Asset Value Per Share ($9.69)
         --------------------------
         Shares Outstanding (66,414)


                                      TAXES

General


         Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, a Fund must meet certain requirements imposed by the Code as to the sources of the Fund's income and the diversification of the Fund's assets. A Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities or other income derived with respect to its business of investing in such securities (including, but not limited to, gains from options, futures or forward contracts); and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by (A) cash, United States government securities or securities of other regulated investment companies, and (B) other securities that, with respect to any one issuer, do not represent more than 5% of the value of the Fund's assets or more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any issuer (other than United States government securities or the securities of other regulated investment companies).


         If a Fund qualifies as a regulated investment company and satisfies a minimum distribution requirement, the Fund will not be subject to federal income tax on income and gains to the extent that it distributes such income and gains to its shareholders. The minimum distribution requirement is satisfied if a Fund distributes at least 90% of its net investment income (including tax-exempt interest and net short-term capital gains) for the taxable year.


         Each Fund will be subject to a nondeductible 4% excise tax to the extent that it does not distribute by the end of each calendar year (or is not subjected to regular corporate tax in such year on) an amount equal to the sum of (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the excess of capital gains over capital losses for the one-year period ending on October 31 of each year; and (c) the undistributed income and gains from the preceding years (if any).


Federal Tax Treatment of Shareholders


         Distributions to shareholders attributable to a Fund's net investment income (including interest income and net short-term capital gains) are taxable as ordinary income whether paid in cash or reinvested in additional shares of the Fund. Distributions of any net capital gain (i.e., the excess of net long-term and mid-term capital gain over net short-term capital loss, if any) that are designated as capital gain dividends are taxable as long-term or mid-term capital gains, whether paid in cash or additional shares of a Fund, regardless of how long the shares have been held.

         Dividends and distributions by each Fund are generally taxable to the shareholders at the time the dividend or distribution is made (even if reinvested in additional shares of the Fund). However, any dividend declared by a Fund in October, November or December of any calendar year which is payable to shareholders of record on a specified date in such a month will be treated as received by the shareholders on December 31 of such year if the dividend is paid during January of the following year. The realization by a Fund of original issue or market discount will increase the investment income of such Fund and the amount required to be distributed.


         Distributions may also be subject to state, local and foreign taxes depending on each shareholder's particular situation.


         In general, if a share of common stock is sold or exchanged, the seller will recognize gain or loss equal to the difference between the amount realized in the sale or exchange and the seller's adjusted basis in the share of common stock. Any gain or loss realized upon a sale or exchange of shares of common stock will be treated as mid-term capital gain or loss if the shares have been held for more than one year but less than eighteen months, long-term capital gain or loss if the shares have been held for eighteen months or more, and otherwise as short-term capital gain or loss. Further, if such shares are held for six months or less, loss realized by a shareholder will be treated as long-term capital loss to the extent of the total of any capital gain dividend received by the shareholder. In addition, any loss realized on a sale or exchange of shares of common stock will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         Each Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code are generally exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability.

         The foregoing discussion relates solely to United States federal income tax law as applicable to "U.S. persons,"i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons should consult their tax advisers regarding the U.S. and non-U.S. tax consequences of ownership of shares of the Funds, including the fact that such a shareholder may be subject to U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on amounts constituting ordinary income from U.S. sources, including ordinary dividends paid by the Funds.

Tax Information Relating to Fund Investments

         The Funds will recognize gain or loss on futures contracts, options, and forward currency contracts when realized by entering into a closing transaction or by exercise. In addition, if a Fund holds such contracts and options at the end of its taxable year, unrealized gain or loss on such contracts is taken into account at the then current fair market value thereof under a special "marked-to-market, 60/40 system," and such gain or loss is recognized for tax purposes. The gain or loss from such contracts and options (including premiums on certain options that expire unexercised) is treated as 60% long-term and 40% short-term capital gain or loss, regardless of their holding period. The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of such contracts will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale under the "marked-to-market, 60/40 system." Notwithstanding the rules described above, with respect to certain futures or forward currency contracts, a Fund may make an election that will have the effect of exempting all or a part of those identified contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year. All or part of any loss realized by a Fund on any closing of a contract may be deferred until all of the Fund's offsetting positions with respect to the futures contract are closed.

         Code Section 988 may also apply for forward currency contracts. Under
Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The Funds engaging in forward currency contracts will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

         Sales of forward currency contracts which are intended to hedge against a change in the value of securities or currencies held by a Fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon distribution.

         It is expected that any net gain realized from the closing out of forward currency contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above. In order to avoid realizing excessive gains on securities or currencies held less than three months, a Fund may be required to defer the closing out of forward currency contracts beyond the time when it would otherwise be advantageous to do so. It is expected that unrealized gains on forward currency contracts, which have been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test, as discussed above.

         Under the Code, a Fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

                         CALCULATION OF PERFORMANCE DATA


         Advertisements and other sales literature for the Funds may refer to "average annual total return" and "cumulative total return" and, with respect to the Fixed Income Funds only, "yield" and "current distribution rate." These amounts are calculated as described below. Applicable performance information is provided solely for the Mid Cap Fund since none of the other Funds had commenced operations as of the date of this Statement of Additional Information.


Yield

         Yield is computed by dividing the net investment income per share deemed earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                      6
                                  YIELD = 2(((a-b) + 1)   - 1)
                                              ---
                                              cd

Where: a   =    dividends and interest earned during the period;
       b   =    expenses accrued for the period (net of reimbursements);
       c   =    the average daily number of shares outstanding during the period that were entitled to receive dividends; and
       d   =    the maximum offering price per share on the last day of
                the period.

Average Annual Total Return

         Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                     n
                           P (1 + T)   = ERV

Where:            P      =   a hypothetical initial payment of $1,000;
                  T      =   average annual total return;
                  n      =   number of years; and
                ERV      =   ending redeemable value at the end of the period of
                             a hypothetical $1,000 payment made at the beginning of such period.

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.

Cumulative Total Return

         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                CTR = 100 (ERV-P)/P

Where:            CTR    =   Cumulative total return;
                  ERV    =   ending redeemable value at the end of the period of
                             a hypothetical $1,000 payment made
                             at the beginning of such period; and
                  P      =   initial payment of $1,000.

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.


         The cumulative total return for Mid Cap Fund from inception (September 2, 1997) to October 31, 1997 was (3.10%). The adviser has paid certain expenses of the Mid Cap Fund, thereby increasing cumulative total return. These fees and expenses may or may not be reimbursed or paid in the future in the advisers discretion. Absent any voluntary expense reimbursements or fee waivers, the cumulative total return for Mid Cap Fund from inception (September 2, 1997) to October 31, 1997 was (3.60%).


Distribution Rate

         A Fund's current distribution rate as of a specified date is calculated by determining the amount of distributions that would have been paid over the twelve-month period ending on such date to the holder of one hypothetical Fund share purchased at the beginning of such period, and dividing such amount by the current offering price per share.

                                   REDEMPTIONS

         A signature guarantee is required if a redemption: (1) exceeds $50,000 (unless it is being wired to a pre-authorized bank account, in which case a guarantee is not required), (2) is to be paid to someone other than the registered shareholder or (3) is to be mailed to an address other than the address of record or wired to an account other than the pre-authorized bank or brokerage account. On joint account redemptions, each signature must be guaranteed. A signature guarantee may not be provided by a notary public. Please contact the Adviser for instructions as to what institutions constitute eligible signature guarantors. The Underwriter may waive certain of these redemption requirements at its own risk, but also reserves the right to require signature guarantees on all redemptions, in contexts perceived by the Underwriter to subject a Fund to an unusual degree of risk.

                             ADDITIONAL INFORMATION


         Organizational costs incurred by the Company, if any, in connection with its start-up and initial registration will be amortized over 60 months on an inverse acceleration (sum-of-the-years-digits) basis beginning on the date of each Fund's initial effective date. If the Adviser redeems any or all of its shares of any Fund prior to the end of such Fund's 60-month amortization period, the redemption proceeds will be reduced by its pro rata portion of such Fund's unamortized organizational costs. If a Fund liquidates prior to the date such costs are fully amortized, the Adviser will bear all unamortized organizational costs of such Fund.


Custodian; Counsel; Independent Auditors

         First Trust National Association, 180 East Fifth Street, St. Paul, Minnesota 55101, acts as custodian of the Funds' assets and portfolio securities.

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, serves as counsel for the Funds.

         KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors.


Financial Statements

         The audited financial statements of the Funds for the period ended October 31, 1997, are incorporated herein by reference from the annual report of each Fund as filed with the Securities and Exchange Commission. Please call 800-277-3862 to obtain a copy of the most recent annual report at no charge.


Shareholder Meetings

         The Company is not required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of a Fund may demand a regular meeting of shareholders of a Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Within ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the fund. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

Limitation of Director Liability

         Under Minnesota law, each director of the Company owes certain fiduciary duties to each Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota corporations are authorized to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care". Minnesota law does not, however, permit a corporation to eliminate or limit the liability of directors (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities law, or (iv) for any transaction from which the directors derived an improper personal benefit. The Articles of Incorporation of the Company limit the liability of the Company's directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the 1940 Act (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bath faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

         Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the 1933 Act or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted thereunder.

Organization and Capitalization of the Funds


         The Fund's fiscal year ends on October 31 of each year.


         The Articles of Incorporation of the Company were amended and restated on November 23, 1993 to, among other things, change the name of the Company from Voyageur Money Market Fund, Inc. to Voyageur Mutual Funds IV, Inc. and were amended and restated on January 20, 1995 to change the Company name to VAM Institutional Funds, Inc.

APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

         Standard & Poor's Ratings Services -- A brief description of the applicable Standard & Poor's Ratings Services (S&P) rating symbols and their meanings (as published by S&P) follows.

         An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         2.       Nature of and provisions of the obligation;

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

1.       Long-term bonds.

         AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

         BB Debt rated 'BB,' 'B,' 'CCC,' 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties of exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

         B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

2.       Commercial Paper.

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 165 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The Funds may invest in:

         A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety.

         A-1 This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1."

         Moody's Investors Service -- A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows.

1.       Long-term bonds.

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future can be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Note: Those bonds in the above groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

2. Commercial paper.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. The Funds may invest in:

                  Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

                  Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

--------------------------------------------------------------------------------

                                     PART B

                          VAM INSTITUTIONAL FUNDS, INC.

           VAM FINANCIAL INSTITUTIONS INTERMEDIATE DURATION PORTFOLIO
                    VAM FINANCIAL INSTITUTIONS CORE PORTFOLIO



                       Statement of Additional Information
                             Dated February 26, 1998



         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus of the Funds dated February 26, 1998. A copy of the Prospectus or this Statement of Additional Information may be obtained free of charge by contacting the Funds at 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402. Telephone: (612) 376-7030 or toll free (800) 277-3862.


                                TABLE OF CONTENTS

                                                                           Page

Investment Policies and Restrictions....................................    B-2
Directors and Executive Officers........................................    B-7
The Investment Adviser, Sub-Adviser and Underwriter ...................    B-10
Net Asset Value and Public Offering Price..............................    B-14
Taxes    ..............................................................    B-14
Performance Comparisons................................................    B-15
Redemptions............................................................    B-17
Additional Information.................................................    B-18


         No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information or the Prospectus dated February 26, 1998, and, if given or made, such information or representations may not be relied upon as having been authorized by the Funds.



          The delivery of this Statement of Additional Information at any time shall not imply that there has been no change in the affairs of the Funds since the date hereof.

                      INVESTMENT POLICIES AND RESTRICTIONS

         The investment objectives, policies and restrictions of VAM Financial Institutions Intermediate Duration Portfolio ("Intermediate Duration Portfolio") and VAM Financial Institutions Core Portfolio ("Core Portfolio") (collectively, the "Funds") are set forth in the Prospectus. Certain additional investment information is set forth below. All capitalized terms not defined herein have the same meanings as set forth in the Prospectus.

         On April 11, 1997, shareholders of each of Voyageur Financial Institutions Intermediate Duration Portfolio and Voyageur Financial Institutions Core Portfolio, each a series of Voyageur Funds, Inc., approved an Agreement and Plan of Reorganization pursuant to which all the assets of Voyageur Financial Institutions Intermediate Duration Portfolio would be acquired by a new fund, VAM Financial Institutions Intermediate Duration Portfolio and all the assets of Voyageur Financial Institutions Core Portfolio would be acquired by a new fund, VAM Financial Institutions Core Portfolio, each a newly formed series of VAM Institutional Funds, Inc. In this Statement of Additional Information, certain performance and financial information is provided for the Funds for periods prior to May 1, 1997. Such information relates to the Voyageur Financial Institutions Intermediate Duration Portfolio and Voyageur Financial Institutions Core Portfolio (the "predecessor VFI Funds"), the predecessors of the Funds prior to the reorganization.

Government Guaranteed Mortgage-Related Securities

         As set forth in the Prospectus, the Funds will invest solely in U.S. Treasury bills, notes and bonds and other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") and repurchase agreements fully secured by U.S. Government Securities. Included in the U.S. Government Securities the Funds may purchase are pass-through securities and collateralized mortgage obligations ("CMOs"). Mortgages backing these securities purchased by the Funds include, among others, conventional 30-year fixed rate mortgages, graduated payment mortgages, 15-year mortgages and adjustable rate mortgages. The current issuers and guarantors of mortgage-related securities in which the Funds may invest are the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Association. A description of the mortgage-related securities in which the Funds may invest is contained in the Prospectus. Additional information with respect to these mortgage-related securities is set forth below.

         GNMA Pass-Through Securities. The Government National Mortgage Association ("GNMA") issues mortgage-backed securities ("GNMA Certificates") which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payment.

         The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that the Fund has purchased the certificates at a premium in the secondary market.

         FHLMC Pass-Through Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970. Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

         FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates ("PCS") and guaranteed mortgage certificates ("GMCs"). PCS resemble GNMA Certificates in that each PCS represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCS and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

         FNMA Pass-Through Securities. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA.

         FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates" ). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

Adjustable Rate Mortgage Securities

         Adjustable Rate Mortgage Securities ("ARMS") are mortgage-related securities that, unlike fixed-rate mortgage securities, have periodic adjustments in the coupons on the underlying mortgages. The interest rates on ARMS are reset at periodic intervals (generally one year or less) to an increment over some predetermined interest rate index. There are two main categories of indexes: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indexes include the one-year and five-year constant maturity Treasury note rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds Index, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile. The investment adviser or sub-adviser of a Fund will seek to diversify Fund investments in ARMS among a variety of indices and reset periods so that such Fund is not at any one time unduly exposed to the risk of interest rate fluctuations. In selecting a type of ARMS for investment, the investment adviser or sub-adviser will also consider the liquidity of the market for such ARMS.

         The underlying adjustable rate mortgages which back ARMS in which the Funds invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential adjustable rate mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization; i.e., an increase in the balance of the mortgage loan.

         ARMS, like other mortgage-related securities, differ from conventional bonds in that principal is paid back over the life of the ARMS rather than at maturity. As a result, the holder of the ARMS receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing ARMS. For this reason, ARMS are less effective than longer-term debt securities as a means of "locking-in" long-term interest rates.

         ARMS, while having less risk of price decline during periods of rapidly rising rates than other investments of comparable maturities, will have less potential for capital appreciation due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments will result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

High Risk Mortgage Securities


         As set forth in the Prospectus, neither Fund will invest any of its assets in mortgage-related securities that are considered "high risk" under applicable supervisory policies of the Office of the Comptroller of the Currency (the "OCC"). After purchase of a non high-risk security, a Fund will determine no less frequently than annually that such security remains outside the high-risk category. In OCC Banking Circular 228 (Rev.) (January 10, 1992), the OCC defined "high-risk mortgage security" as any mortgage derivative product that at the time of purchase, or at a subsequent testing date, meets any of the following three tests:


         1. Average Life Test. The mortgage derivative product has an expected weighted average life greater than 10.0 years.

         2. Average Life Sensitivity Test. The expected weighted average life of the mortgage derivative product:

                  a. Extends by more than 4.0 years, assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or

                  b. Shortens by more than 6.0 years, assuming an immediate and sustained parallel shift in the yield curve of minus 300 basis points.

         3. Price Sensitivity Test. The estimated change in the price of the mortgage derivative product is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

Examples of certain "high-risk mortgage securities" include "IO" and "PO" classes of stripped mortgage- backed securities, inverse floating CMOs and certain zero coupon Treasury securities.

Repurchase Agreements

         Each Fund may invest in repurchase agreements. The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the respective Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest). In entering into repurchase agreements, the Funds will comply with the standards set forth by the OCC with respect to bank investments in repurchase agreements. Accordingly, the Funds will enter into repurchase agreements only with the primary reporting dealers that report to the Federal Reserve Bank of New York or with banks that are among the 100 largest United States commercial banks. The Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which a Fund's adviser or sub-adviser, as appropriate, will monitor the creditworthiness of the banks and dealers with which the Fund enters into repurchase agreement transactions.

Reverse Repurchase Agreements

         Each Fund may engage in "reverse repurchase agreements" with banks and securities dealers. At the time a Fund enters into a reverse repurchase agreement, cash or U.S. Government Securities having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be maintained throughout the period of the obligation. When a Fund enters into a reverse repurchase agreement, either the securities purchased with the funds obtained from the transaction or the securities collateralizing the transaction will have a maturity date not later than the settlement date for the reverse repurchase transaction.

When-Issued and Forward Commitment Securities

         Each Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When a Fund purchases securities on a when-issued or forward commitment basis, it will maintain in a segregated account with its custodian cash or liquid high-grade debt obligations having an aggregate value equal to the amount of such purchase commitments until payment is made; a Fund will likewise segregate securities it sells on a forward commitment basis.

Temporary Investments

         To the extent set forth in the Prospectus, the Funds may invest in short-term money market securities that are obligations of the U.S. Government and its agencies and instrumentalities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature within 397 days are considered money market securities for purposes of the Funds' investment policies.

Investment Restrictions

         Each Fund has adopted the following investment restrictions which, together with the investment objective of such Fund, cannot be changed without approval by holders of a majority of the outstanding voting shares of such Fund. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of such Fund at a meeting where more than 50% of the outstanding shares of such Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of such Fund.

         1. Neither Fund will operate in such a manner that it would no longer qualify as a "diversified" management investment company, as defined under
Section 5 of 1940 Act. In connection therewith, neither Fund will, with respect to 75% of its total assets, purchase any securities (other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities) if, as a result, more than 5% of the Fund's total assets would then be invested in the securities of a single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer, or each Fund will otherwise limit its investments as required in order to qualify as a "diversified" management investment company as defined under Section 5 of the 1940 Act.

         2. Neither Fund will concentrate 25% or more of the value of its total assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements secured thereby.

         3. Neither Fund will make loans, except through the purchase of fixed-income obligations in which such Fund may invest consistent with its investment objective and policies and through repurchase agreements.

         4. Neither Fund will underwrite the securities of other issuers except to the extent that, in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.

         5. Neither Fund will borrow money (provided that the Funds may enter into reverse repurchase agreements) except from banks for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of such Fund's total assets. Neither Fund will purchase portfolio securities while outstanding borrowings (other than fully covered reverse repurchase agreements) exceed 5% of the value of the Fund's total assets. In order to secure any permitted borrowings under this section, each Fund may pledge, mortgage or hypothecate its assets.

         6. Neither Fund will issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number 5 above, and except to the extent that purchasing or selling securities on a when-issued or forward commitment basis, or using similar investment strategies may be deemed to constitute issuing a senior security.

         7. Neither Fund will invest in commodities, commodities futures contracts or real estate.

         Each Fund has adopted the following operating (i.e., non-fundamental) investment restrictions which may be changed by the Board of Directors at any time without shareholder approval.

         Neither Fund will:

         1. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of its total assets would be invested in securities of such issuers.

         2. Purchase illiquid securities.


         3. Purchase or retain securities of any issuer if the officers and directors of the Fund or its investment adviser or any sub-adviser, owning beneficially more than 1% of the securities of such issuer, together own beneficially more than 5% or such issuer's securities.


         4. Invest in warrants.

         5. Invest in interests in oil, gas or other mineral exploration or development programs or leases although it may invest in securities of issuers which invest in or sponsor such programs.

         6. Invest in the securities of an investment company, except to the extent permitted by the 1940 Act and except as part of a merger, consolidation or acquisition of assets.

         7. Purchase any securities on margin except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         8. Invest for the purpose of exercising control or management of another issuer.

         9. Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

         10. Write, purchase or sell puts, calls or combinations thereof.

         Any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Diversification

         As indicated by the first fundamental investment restriction set forth above, each Fund operates as a "diversified" fund. Each Fund intends to conduct its operations so that it will comply with diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and qualify as a "regulated investment company." In order to qualify as a regulated investment company, each Fund must limit its investments so that, at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer. In addition, the Code requires that not more than 25% in value of each Fund's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year.

Portfolio Turnover


         Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities by a Fund to the average monthly value of portfolio securities owned by the Fund, not including securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of a Fund's portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned by the Fund during the year. For the one-year period ended October 31, 1997, the portfolio turnover rates for the Core Fund and Intermediate Fund were 437.48% and 192.74%, respectively. Each Fund will dispose of securities without regard to the time they have been held when such action appears advisable to the Fund's investment adviser or subadviser. Frequent portfolio trades may result in higher transaction and other costs for a Fund.


                 DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

         The Directors and officers of the Company and their principal occupations during the past five years are set forth below. Unless otherwise indicated, all positions have been held for at least five years.

                                                          Principal Occupation(s) During
Name, Address, and Age                 Position           Past Five Years and Other Affiliations
----------------------                  -------           ----------------------------------------
Richard F. McNamara, 64                Director           Chief Executive Officer of Activar, Inc., a
7808 Creekridge Circle #200                               Minneapolis-based holding company consisting of
Minneapolis, Minnesota 55439                              seventeen companies in industrial plastics, sheet metal,
                                                          automotive aftermarket, construction supply, electronics
                                                          and financial services, since 1966.  Mr. McNamara
                                                          currently serves on the board of directors of Rimage
                                                          (electronics manufacturing) and Interbank.

James W. Nelson, 55                    Director           Chairman and Chief Executive Officer of Eberhardt
81 South Ninth Street                                     Holding Company and its subsidiaries.
Suite 400
Minneapolis, Minnesota 55440

Robert J. Odegard,    77               Director           Special Assistant to the President of the University of
University of Minnesota                                   Minnesota.
Foundation
1300 South Second Street
Minneapolis, Minnesota 55454

Thomas F.Madison, 62                  Director           President and CEO of MLM Partners, Inc. since January
200 South Fifth Street                                   1993; previously, Vice Chairman-- Office of the CEO,
Suite 2100                                               The Minnesota Mutual Life Insurance Company from
Minneapolis, Minnesota 55402                             February to September 1994; President of U.S. WEST
                                                         Communications--Markets from 1988 to 1993.  Mr. Madison
                                                         currently serves on the board of directors of Valmont
                                                         Industries, Inc. (metal manufacturing), Eltrax Systems, Inc.
                                                         (data communications integration), Minnesgasco, Span Link
                                                         Communications (software), ACI Telecentrics (outbound
                                                         telemarketing and telecommunications) and various civic and educational organizations.

Michael E. Dougherty*, 57              Director           Chairman and Director of Dougherty
90 South Seventh Street                                   Financial Group LLC ("DFG") since 1997; previously,
Suite 4300                                                Chairman, Director and Chief Executive Officer of the
Minneapolis, Minnesota 55402                              predecessor of DFG since its inception; Director of the
                                                          Adviser since 1997; previously, Director of the predecessor of the Adviser since its inception; Director of the
                                                          Underwriter since 1997; previously, Director of the
                                                          predecessor of the Distributor since its inception.

John G. Taft, 43                   President              Director of the Adviser since  1998; previously Chief
90 South Seventh Street                                   Executive Officer and Director of the Adviser from 1993 to 1997;
Suite  4300                                               President, Chief Executive Officer and Director of the
Minneapolis, Minnesota 55402                              Distributor since 1997; previously, Director of the
                                                          predecessor of the Adviser and the Distributor from 1993
                                                          to 1997; President of the predecessor of the Distributor
                                                          from 1991 to 1995; Management committee member of the
                                                          Adviser from 1991 to 1993.

James C. King, 57                  Vice                   Director of the Adviser since 1998; Senior Equity 90
South Seventh Street               President              Portfolio Manager of the Adviser since 1997;
Suite 4300 previously,                                    Senior Equity Portfolio Manager of the
Minneapolis,Minnesota 55402                               predecessor of the Adviser from 1993 to 1997; Director
                                                          of the Adviser and the Distributor from 1993 to 1995.

Steven P. Eldredge, 42             Vice                   Senior Tax Exempt Portfolio Manager of the Adviser
90 South Seventh Street            President              since 1997; previously, Senior Tax Exempt
Suite 4300                                                Portfolio Manager of the predecessor of the Adviser
Minneapolis, Minnesota 55402                              from 1995 to 1997; portfolio manager for ABT Mutual
                                                          Funds, Palm Beach, Florida, from 1989 to 1995.

Michelle M.Sandberg, 34            Treasurer              Director, Vice President and Treasurer of the Adviser
90 South Seventh Street                                   since 1997; Director, Vice President and Treasurer of
Suite 4300                                                DFG since 1997; previously, Vice President and
Minneapolis, Minnesota 55402                              Controller of the predecessor of DFG and the
                                                          predecessor of the  Distributor from 1995 to 1997,
                                                          Controller of the predecessor of DFG and the predecessor
                                                          of the Distributor from 1990 to 1995.

Thomas J. Abood, 34                    Secretary          Senior Vice President and General Counsel of
90 South Seventh Street                                   Dougherty Financial Group, Inc. (since 1995); Senior
Suite 4300                                                Vice President (since 1995) of the Adviser, the
Minneapolis, Minnesota 55402                              Distributor and Voyageur Companies, Inc. (since 1995);
                                                          previously, Vice President of the Adviser and Voyageur
                                                          Companies, Inc. from 1994 to 1995;  associated with the
                                                          law firm of Skadden, Arps, Slate, Meagher & Flom,
                                                          Chicago, Illinois from 1988 to 1994.


         * Denotes Directors who are interested persons (as that term is defined by the 1940 Act) of the Adviser and the Fund.

         The Company does not compensate its officers. Each director (who is not an employee of the Adviser or Sub-Adviser or any of their affiliates) receives a total annual fee of $4,000 for serving as a director of the Company, plus a $100 fee for each special in-person meeting attended by such director. These fees are allocated among each series in the Company based on the relative average net asset value of each series. In addition, each director who is not an employee of Adviser or any of its affiliates is reimbursed for expenses incurred in connection with attending meetings.


         The following table sets forth the aggregate compensation received by each director from the Company during the fiscal year ended October 31, 1997, as well as the total compensation received by each director from the Company and all other registered investment companies for which the Adviser acted as investment advisor or sub-adviser during the calendar year ended December 31, 1997 (the "Fund Complex"). For the year ended December 31, 1997, the Fund Complex consisted of 1 open-end investment company comprising 8 series or funds. On April 30, 1997, the investment advisory contracts for other investment companies previously affiliated with the Adviser were assigned to a new adviser and are not included in the information for the following table.


                           Aggregate Compensation           Total Compensation
Director                    from the Company                 from Fund Complex
--------                    ----------------                -------------------

Richard F. McNamara                  $677                    $1,000
Thomas F. Madison                    $677                    $1,000
James W. Nelson                      $677                    $1,000
Robert J. Odegard                    $677                    $1,000



               THE INVESTMENT ADVISER, SUB-ADVISER AND UNDERWRITER

The Investment Adviser


         Marquette Trust Company, N. A. ("Marquette") has been retained under an investment advisory agreement (the "Advisory Agreement") with the Company to act as investment adviser to the Funds, subject to the authority of the Board of Directors.

         The Company, on behalf of the Funds, has contracted with Marquette for investment advice, research and management. Pursuant to the Investment Advisory Agreement, Marquette has the sole and exclusive responsibility for the management of each Fund's portfolio and the making and execution of all investment decisions for such Fund subject to the objectives and investment policies and restrictions of the Funds and subject to the supervision of the Company's Board of Directors. However, Marquette is authorized to retain a sub-adviser to assist in furnishing investment advice to the Company. Marquette is responsible for monitoring compliance by such sub-adviser with the investment policies and restrictions of the respective Funds and with such other limitations or directions as the Board of Directors of the Company may from time to time prescribe. The investment adviser furnishes, at its own expense, office facilities, equipment and personnel for servicing the investments of the Funds.


         Each Fund pays a monthly investment advisory and management fee equivalent on an annual basis to .20% of its average daily net assets subject to a performance adjustment of +/- .15%. For the fiscal period from March 27, 1996 (commencement of operations) to October 31, 1996, and the fiscal year ended October 31, 1997, Intermediate Duration Portfolio paid $36,234 and $51,291 and Core Portfolio paid $40,795 and $81,118 in investment advisory fees. There was no performance adjustment made during the fiscal period ended October 31, 1996. For the fiscal year ended October 31, 1997, the performance adjustment was minus $11,219 and $13,913 for Intermediate Duration Portfolio and Core Portfolio, respectively.


         The Investment Advisory Agreement continues from year to year only if approved annually (a) by the Board of Directors of the Company or by vote of a majority of the outstanding voting securities of each Fund and (b) by vote of a majority of Directors of the Company who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting of the Board of Directors called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated by either party on 60 days' notice to the other party and terminates automatically upon its assignment. The Investment Advisory Agreement also provides that amendments to the Agreement may be effected if approved by the Board of Directors of the Company (including a majority of the Company's disinterested directors), unless the 1940 Act requires that any such amendment must be submitted for approval by the shareholders and that all proposed assignments of such agreement are subject to approval by the Company's Board of Directors (unless the 1940 Act otherwise requires shareholder approval thereof).

The Sub-Adviser

         Voyageur Asset Management LLC ("VAM LLC") acts as the sub-adviser to the Funds pursuant to a Sub-Advisory Agreement with Marquette. Under the Sub-Advisory Agreement, VAM LLC provides the Funds with investment advice and portfolio management. The Sub-Advisory Agreement requires VAM LLC, among other things, to report to Marquette or the Board of Directors regularly at such times and in such detail as Marquette or the Board of Directors may from time to time request in order to permit Marquette and the Board of Directors to determine the adherence of the Funds to their investment objectives, policies and restrictions. The Sub-Advisory Agreement also requires VAM LLC to provide all office space, personnel and facilities necessary and incident to VAM LLC's performance of its services under the Sub-Advisory Agreement.


         The fees paid by Marquette to VAM LLC as sub-adviser for the fiscal period from March 27, 1996 (commencement of operations of the predecessory Funds) through October 1996, and the fiscal year ended October 31, 1997, were $18,117 and $25,645 for Intermediate Duration Portfolio and $20,397, and $40,559, for Core Portfolio. Such fees are payable out of the advisory fees received by Marquette for the same period and are not in addition to such amounts.


The Underwriter


         Dougherty Summit Securities LLC (the "Underwriter") is the principal distributor of each Fund's shares. With regard to the Underwriter, John G. Taft is President and a director and Mr. Abood is secretary.

         The Underwriter receives a monthly service fee from each Fund equal, on an annual basis, to .05% of such Fund's average daily basis. For the fiscal period from March 27, 1996 (commencement of operations of the predecessor Funds) to October 31, 1996 and the fiscal year ended October 31, 1997, Intermediate Duration Portfolio paid service fees of $9,058 and $15,628 and Core Portfolio paid $10,119, and $23,758 to the Underwriter.


Administrative Services Agreement

         VAM LLC also acts as each Fund's dividend disbursing, transfer, administrative and accounting services agent pursuant to an Administrative Services Agreement (the "Administrative Services Agreement") between VAM LLC and the Company. Pursuant to the Administrative Services Agreement, VAM LLC provides each Fund all dividend disbursing, transfer agency, administrative and accounting services required by such Fund including, without limitation, the following: (i) the calculation of net asset value per share (including the pricing of each Fund's portfolio of securities) at such times and in such manner as is specified in the Fund's current Prospectus and Statement of Additional Information, (ii) upon the receipt of funds for the purchase of such Fund's shares or the receipt of redemption requests with respect to such Fund's shares outstanding, the calculation of the number of shares to be purchased or redeemed, respectively, (iii) upon such Fund's distribution of dividends, the calculation of the amount of such dividends to be received per share, the calculation of the number of additional shares of such Fund to be received by each shareholder of such Fund (other than any shareholder who has elected to receive such dividends in cash) and the mailing of payments with respect to such dividends to shareholders who have elected to receive such dividends in cash,
(iv) the provision of transfer agency services, (v) the creation and maintenance of such records relating to the business of such Fund as such Fund may from time to time reasonably request, (vi) the preparation of tax forms, reports, notices, proxy statements, proxies and other shareholder communications, and the mailing thereof to shareholders of such Fund, and (vii) the provision of such other dividend disbursing, transfer agency, administrative and accounting services as such Fund and VAM LLC may from time to time agree upon. Pursuant to the Administrative Services Agreement, VAM LLC also provides such regulatory reporting and compliance related services and tasks for the Company or the Funds as the Company may reasonably request.


         As compensation for these services, each Fund pays VAM LLC a monthly fee equivalent on an annual basis to .10% of each Fund's average daily net assets. For purposes of calculating average daily net assets, as such term is used in the Administrative Services Agreements, each Fund's net assets equal its total assets minus its total liabilities. Each Fund also reimburses VAM LLC for its out-of-pocket expenses in connection with VAM LLC's provision of services under such Fund's Administrative Services Agreement. For the fiscal period from March 27, 1996 (commencement of operations of the predecessor Funds) to October 31, 1996, and the fiscal year ended October 31, 1997, Intermediate Duration Portfolio paid $18,118 and $31,255, and Core Portfolio paid $20,397 and $47,516 in administrative services fees.


         The Administrative Services Agreement is renewable from year to year if the Company's directors (including a majority of the Company's disinterested directors) approve the continuance of the Agreement. The Company or VAM LLC can terminate the Administrative Services Agreement on 60 days' notice to the other party. The Administrative Services Agreement also provides that amendments to the Agreement may be effected if approved by the Board of Directors of the Company (including a majority of the disinterested directors) and that all proposed assignments of such Agreement are subject to approval by the Company's Board of Directors.

Expenses of the Funds


         Marquette, VAM LLC and the Underwriter reserve the right to voluntarily waive their fees in whole or part and/or to voluntarily reimburse certain other of the Fund's expenses. Any such waiver or reimbursement, however, will be in their sole discretion and may be lifted or reinstated at any time. For the fiscal year ended October 31, 1997, VAM LLC voluntarily reimbursed $3,697 and $2,789 for Intermediate Duration Portfolio and Core Portfolio, respectively.


         All costs and expenses (other than those specifically referred to as being borne by Marquette, VAM LLC or the Underwriter) incurred in the operation of each Fund are borne by such Fund. These expenses include, among others, fees of the directors who are not employees of the investment adviser or sub-adviser or any of their affiliates, expenses of directors' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of redemption of shares, expenses of issue and sale of shares (to the extent not borne by the Underwriter under its agreement with such Fund), expenses of printing and mailing stock certificates representing shares of such Fund, association membership dues, charges of such Fund's custodian, and bookkeeping, auditing and legal expenses. Each Fund will also pay the fees and bear the expense of registering and maintaining the registration of such Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses, reports and statements to shareholders.

Portfolio Transactions and Allocation of Brokerage

         As the Funds' portfolios are composed exclusively of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions, but rather at net prices which usually include a spread or markup. In effecting such portfolio transactions on behalf of a Fund, such Fund's investment adviser or sub-adviser seeks the most favorable net price consistent with the best execution. However, frequently, such investment adviser or sub-adviser selects a dealer to effect a particular transaction without contacting all dealers who might be able to effect such transaction, because of the volatility of the bond market and the desire of the investment adviser or sub-adviser to accept a particular price for a security because the price offered by the dealer meets its guidelines for profit, yield or both. No brokerage commissions are expected to be paid by the Funds.

         Decisions with respect to placement of a Fund's portfolio transactions are made by such Fund's investment adviser or sub-adviser. The primary consideration in making these decisions is efficiency in the execution of orders and obtaining the most favorable net prices for such Fund. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the investment adviser or sub-adviser. Such research services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the investment adviser or sub-adviser to supplement its own investment research activities and enables the investment adviser or sub-adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for a Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to an investment adviser or sub-adviser, such investment adviser or sub-adviser receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.

         The Funds' investment adviser and sub-adviser have not entered into any formal or informal agreements with any broker-dealers, nor do they maintain any "formula" which must be followed in connection with the placement of the Funds' portfolio transactions in exchange for research services provided the investment adviser or sub-adviser, except as noted below. However, the investment adviser and sub-adviser each maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of a Fund's business, in order to encourage certain broker-dealers to provide the investment adviser or sub-adviser with research services which the investment adviser or sub-adviser anticipates will be useful to it. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The investment adviser and sub-adviser will authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the investment adviser or sub-adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the investment adviser's or sub-adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

         The Funds will not effect any brokerage transactions in their portfolio securities with any broker-dealer affiliated directly or indirectly with the investment adviser or sub-adviser, unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds. In the event any transactions are executed on an agency basis, the investment adviser or sub-adviser will authorize the respective Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the investment adviser or sub-adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the investment adviser's or sub-adviser's overall responsibilities with respect to the Funds. If the Funds execute any transactions on an agency basis, they will generally pay higher than the lowest commission rates available.

         In determining the commissions to be paid to a broker-dealer affiliated with the investment adviser or sub-adviser, it is the policy of the Funds that such commissions will, in the judgment of the investment adviser or sub-adviser, subject to review by the Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time, and (b) at least as favorable as commissions contemporaneously charged by such affiliated broker-dealers on comparable transactions for their most favored comparable unaffiliated customers. While each Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

         Pursuant to conditions set forth in rules of the Securities and Exchange Commission, the Funds may purchase securities from an underwriting syndicate of which an affiliated broker-dealer is a member (but not directly from such affiliated broker-dealer itself). Such conditions relate to the price and amount of the securities purchased, the commission or spread paid and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Board of Directors of the Funds, particularly those directors who are not interested persons of the Funds.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Company's directors may determine, the investment adviser and sub-adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute the Funds' securities transactions.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE


         The method for determining the public offering price of Fund shares, which is equal to the net asset value per share, is summarized in the Prospectus. The portfolio securities in which the Funds invest fluctuate in value and hence the net asset value per share of each Fund also fluctuates. The net asset value of each Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


         The portfolio securities in which each Fund invests fluctuate in value and hence the net asset value per share of each Fund also fluctuates. On October 31, 1997, the net asset value per share for each Fund was calculated as follows.

         Intermediate Duration Portfolio

         Net Assets ($34,921,969)          =  Net Asset Value Per Share ($10.04)
         -------------------------------
         Shares Outstanding (3,479,123)

         Core Portfolio

         Net Assets ($57,650,018)          =  Net Asset Value Per Share ($10.20)
         ------------------------
         Shares Outstanding (5,649,349)


                                      TAXES


         To qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company, each Fund must, among other things: (a) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) , and (b) diversify its holdings so that, at the end of each fiscal quarter of the Fund,
(i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         Each Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the taxable amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund must declare dividends by the end of the calendar year representing 98% of the Fund's ordinary income for the calendar year and 98% of its capital gain net income (long-term, mid-term and short-term gains) for the 12-month period ending on October 31 of such year. For purposes of this requirement, any income with respect to which a Fund has paid corporate income tax is deemed to have been distributed. Each Fund intends to make sufficient distributions each year to avoid the payment of the excise tax.


         When shares of a Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Certain deductions otherwise allowable to financial institutions and property and casualty insurance companies will be eliminated or reduced by reason of the receipt of certain exempt-interest dividends.

         Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

         Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will generally be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding. It is expected that dividends paid by the Funds will not be eligible for the 70% deduction for dividends received by corporations because the Funds' income will not consist of dividends paid by U.S. corporations.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                             PERFORMANCE COMPARISONS


         Advertisements and other sales literature for the Funds may refer to "yield," "average annual total return," "cumulative total return" and "current distribution rate." These amounts are calculated as described below. Certain performance and financial information is provided for the Funds for periods prior to May 1, 1997. Such information relates to the Voyageur Financial Institutions Intermediate Duration Portfolio and Voyageur Financial Institutions Core Portfolio (the "Predecessor VFI Funds"), the predecessors of the Funds prior to the reorganization.


Yield

         Yield is computed by dividing the net investment income per share deemed earned during the computation period by the maximum offering price per share on the last day of the period, according to the following formula:

                                           6
                     YIELD = 2 (((a-b) + 1)  - 1)
                                  ---
                                  cd

    Where:     a   =   dividends and interest earned during the period;
               b   =   expenses accrued for the period (net of reimbursements);
               c   =   the average daily number of shares outstanding during the
                       period that were entitled to receive dividends; and
               d   =   the maximum offering price per share on the last day of
                       the period.


         For the 30-day period ended October 31, 1997, Intermediate Duration Portfolio and Core Portfolio had yields of 6.05% and 6.16%, respectively. Absent voluntary expense reimbursements, the 30-day yield as of October 31, 1997 would have been 6.04% and 6.15%, for Intermediate Duration Portfolio and Core Portfolio, respectively.


Average Annual Total Return

         Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             n
                      P (1+T)  = ERV

Where:            P        =   a hypothetical initial payment of $1,000;
                  T        =   average annual total return;
                  n        =   number of years; and
                ERV        =   ending redeemable value at the
                               end of the period of a hypothetical $1,000 payment made at the beginning of such period.

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.


         The average annual total returns for one year and since inception (March 27, 1996) for the periods ended October 31, 1997, for the Funds were:

                                            Annual Average Total Returns
                                        1 Year               Since Inception
                                        ------               ---------------
     Intermediate Duration Portfolio    6.58%                    6.42%
     Core Portfolio                     8.50%                    8.00%


The Sub-Adviser has paid certain expenses of the Funds, thereby increasing total return and yield. These fees and expenses may or may not be reimbursed or paid in the future in the Sub-Adviser's discretion. Absent any voluntary expense reimbursements or fee waivers, the average annual total returns for one year and since inception (March 27, 1996) for the periods ended October 31, 1997, for the Funds were:


                                            Average Annual Total Returns
                                   (absent voluntary waivers and reimbursements)
                                          1 Year                Since Inception
                                          ------                ---------------
    Intermediate Duration Portfolio       6.57%                     6.41%
    Core Portfolio                        8.49%                     8.00%


Cumulative Total Return

         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:


              CTR = ERV-P
                    -----     100
                       P

   Where:      CTR    =      Cumulative total return;
               ERV    =      ending redeemable value at the end of the period of
                             a hypothetical $1,000 payment
                             made at the beginning of such period; and
                 P    =      initial payment of $1,000.

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.


         The cumulative total returns for the period from inception (March 27, 1996) to October 31, 1997 were:

                                                      Cumulative Total Returns
                                    Cumulative     (absent voluntary fee waivers
                                   Total Returns     and expense reimbursements)
                                   -------------     ---------------------------
  Intermediate Duration Portfolio     10.47%                 10.46%
  Core Portfolio                      13.11%                 13.10%


Distribution Rate


         A Fund's current distribution rate as of a specified date is calculated by determining the amount of distributions that would have been paid over the twelve-month period ending on such date to the holder of one hypothetical Fund share purchased at the beginning of such period, and dividing such amount by the offering price per share as of the specified date.

         The current distribution rates as of fiscal year end October 31, 1997 for the Funds were:

                                                        Distribution Rate
                                  Distribution     (absent voluntary fee waivers
                                       Rate          and expense reimbursements)
                                   ------------     ---------------------------
    Intermediate Duration Portfolio    6.15%                    6.14%
    Core Portfolio                     6.47%                    6.46%



Performance Comparisons

         Comparative performance information may be used from time to time in advertising each Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc. and other entities or organizations which track the performance of investment companies. Each Fund's performance also may be compared to the performance of its Comparison Index, if any, as described in the Prospectus, and to the performance of the following additional unmanaged indices: Unmanaged indices generally do not reflect deductions for administrative and management costs and expenses.

                                   REDEMPTIONS

         Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Funds of securities owned by them is not reasonably practicable, or it is not reasonably practicable for the Funds fairly to determine the value of their net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

         A signature guarantee is required if a redemption: (1) exceeds $50,000 (unless it is being wired to a pre-authorized bank account, in which case a guarantee is not required), (2) is to be paid to someone other than the registered shareholder or (3) is to be mailed to an address other than the address of record or wired to an account other than the pre-authorized bank or brokerage account. On joint account redemptions, each signature must be guaranteed. A signature guarantee may not be provided by a notary public. Please contact the Underwriter for instructions as to what institutions constitute eligible signature guarantors. The Underwriter may waive certain of these redemption requirements at its own risk, but also reserves the right to require signature guarantees on all redemptions, in contexts perceived by the Underwriter to subject a Fund to an unusual degree of risk.


                             ADDITIONAL INFORMATION


         Information regarding certain record and beneficial ownership as of February 1, 1998, which equals or exceeds 5% of the predecessor Funds is available without charge by calling 800-553-2143.


Counsel; Independent Auditors

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, serves as general counsel for the Funds.

         KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, serves as the Funds' independent auditors.

Financial Statements


         The audited financial statements of the Funds for the period ended October 31, 1997, are incorporated herein by reference from the annual report of each Fund as filed with the Securities and Exchange Commission. Please call 800-277-3862 to obtain a copy of the most recent annual report at no charge.


Shareholder Meetings

         The Company is not required under Minnesota law or under the Company's Articles of Incorporation to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota law and the Company's Articles of Incorporation provide for the Board of Directors to convene shareholder meetings when it deems appropriate. Additionally, the 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

Limitation of Director Liability

         Under Minnesota law, each director of the Company owes certain fiduciary duties to each Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota corporations are authorized to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care". Minnesota law does not, however, permit a corporation to eliminate or limit the liability of directors (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities law, or (iv) for any transaction from which the directors derived an improper personal benefit. The Articles of Incorporation of each of the Funds limits the liability of such Funds' directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the 1940 Act (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

         Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the 1933 Act or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the 1940 Act and the rules and regulations adopted thereunder.

Organization and Capitalization of the Funds

         Each Fund has a fiscal year end of October 31.

         As described in the text of the Prospectus following the caption "General Information," shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. There will normally be no meetings of shareholders for the purpose of electing directors, except insofar as elections are required under the 1940 Act in the event that (i) less than a majority of the directors have been elected by shareholders, or (ii) if, as a result of a vacancy, less than two-thirds of the directors have been elected by the shareholders, the vacancy will be filled only by a vote of the shareholders.

         The Funds were established in 1997, each as a separate series of VAM Institutional Funds, Inc. (the "Company"), a Minnesota corporation incorporated in January 1985, which currently offers its shares in three series. Effective with the close of business on April 30, 1997, Intermediate Duration Portfolio and Core Portfolio acquired the assets and assumed all liabilities of Voyageur Financial Institutions Intermediate Duration Portfolio and Voyageur Financial Institutions Core Portfolio, respectively, each a series of Voyageur Funds, Inc., in a tax-free exchange by issuing new shares. The Funds had no assets or liabilities prior to the acquisition. All shares of each series are non-assessable and fully transferable when issued and paid for in accordance with the terms thereof and possess no cumulative voting, preemptive or conversion rights. The Company's Board is empowered to issue other series of common stock without shareholder approval.


         Each share of a series has one vote irrespective of the relative net asset value of the shares. On some issues, such as the election of Board members, all shares of the corporation vote together as one series of such corporation. On an issue affecting only a particular series, the shares of the affected series vote as a separate series. One such example would be a fundamental investment restriction pertaining to only one series. Another example is the voting on the Investment Advisory Agreements.

         The assets received by the corporation for the issue or sale of shares of each series, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are required to be segregated on the books of account, and are to be charged with the expenses in respect to such series and with a share of the general expenses of the corporation or trust. Any general expenses of the corporation not readily identifiable as belonging to a particular series shall be allocated among the series, based upon the relative net assets of the series at the time such expenses were accrued.


         Organizational costs incurred by the Company, if any, in connection with its start-up and initial registration will be amortized over 60 months on an inverse acceleration (sum-of-the-years-digits) basis beginning on the date of each Fund's initial effective date. If the Adviser redeems any or all of its shares of any Fund prior to the end of such Fund's 60-month amortization period, the redemption proceeds will be reduced by its pro rata portion of such Fund's unamortized organizational costs. If a Fund liquidates prior to the date such costs are fully amortized, the Adviser will bear all unamortized organizational costs of such Fund.



                                     PART C
                          VAM INSTITUTIONAL FUNDS, INC.
                      VAM Short Duration Total Return Fund
                   VAM Intermediate Duration Total Return Fund
                           VAM Core Total Return Fund
                             VAM Mid Cap Stock Fund
                              VAM Growth Stock Fund

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements - as filed.
(b)      Exhibits


          1    Amended and Restated Articles of Incorporation (1)
          2    Bylaws, as amended (1)
          2.2  Amendment to the Bylaws (2)
          3    Not applicable
          4    Not applicable
          5    Investment Advisory Agreement (3)
          6    Distribution Agreement (4)
          7    Not applicable
          8    Custodian Agreement for Series B-F (3)
          9    Administrative Services Agreement (3)
          10   Opinion and Consent of Dorsey & Whitney LLP with respect to
                    Series B-F (3)
          11   Consent of KPMG Peat Marwick LLP (4)
          12   Not applicable
          13   Not applicable
          14   Not applicable
          15   Not applicable
          16   Calculations of Yield (4)
          17   Master Power of Attorney (1)
----------------
         (1) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed August 1, 1995.
         (2) Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed April 30, 1997.
         (3) Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed July 11, 1997.
         (4) Filed herewith.


Item 25.  Persons Controlled by or Under Common Control with Registrant


         Voyageur Asset Management LLC serves as investment manager to VAM Institutional Funds, Inc., an open-end investment management company which currently offers its shares in eight series, the following four of which have commenced investment operations:


                  Segall Bryant & Hamill Growth and Income Fund
                  VAM Financial Institutions Intermediate Duration Portfolio VAM Financial Institutions Core Portfolio
                  VAM Mid Cap Stock Fund

Item 26.  Number of Holders of Securities


         As of January 31, 1998, there was one record owner of common shares of the Mid Cap Fund. No information is presented for the other Funds since they have not yet commenced operations.


Item 27.  Indemnification

         The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

         The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

         In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification has (a) not received indemnification for the same conduct from any other party or organization; (b) acted in good faith; (c) received no improper personal benefit; (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful; (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

         If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under
Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 28.  Business and Other Connections of Investment Adviser

         Information on the business of the Adviser is described in the section of the Prospectus, incorporated by reference in this Registration Statement, entitled "Management" and in the section of the Statement of Additional Information entitled "The Investment Adviser, Sub-Adviser, Administrative Services, Expenses and Brokerage" filed as part of this Registration Statement. The name and principal occupations(s) during the past two fiscal years of each director and officer of the Adviser are set forth below. The business address of each is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

Name and Address    Position with Adviser         Principal Occupation(s)

John G. Taft        Director                      See biographical information in
                                                  Part B of the Registration Statement.
Frank C.Tonnemaker  Director, Chairman            Chief Executive Officer Chairman and
                    of the Board and              Chief Executive Officer of the Adviser
                                                  since 1998; previously, Distribution
                                                  Representative with Delaware Management
                                                  Holdings, Co. from May 1997 to December
                                                  1997, President of Voyageur Fund Distributors,
                                                  Inc., predecessor of the Underwriter of the
                                                  Funds from 1995 to 1997, Executive Vice
                                                  President of Voyageur Fund Managers, Inc.,
                                                  predecessor of the Adviser of the Funds
                                                  from 1995 to 1997.

Gerald A. Kraut     Director                      Director and Chairman of the Board of the
                                                  Adviser; Director, President and Chief Executive
                                                  Officer of DFG; Director and Chairman of the
                                                  Underwriter, Director, Chairman and Chief Executive
                                                  Officer of Dougherty Funding LLC, Chairman and
                                                  Director of Itasca Business Credit LLC, Director of
                                                  the Clifton Investment Management Group and a member
                                                  of Segall Bryant & Hamill management committee,
                                                  all since 1997.

Michael E. Dougherty      Director                See biographical information in Part B
                                                  of the Registration Statement.

James C. King       Director                      See biographical information in Part B
                                                  of the Registration Statement.

Louis V. Nanne      Director                      Director of the Adviser since 1998; Senior Vice
                                                  President of the Adviser since 1995; previously,
                                                  Senior Vice President with Piper Capital Management
                                                  from 1991 to 1995.

Thomas J. Abood     Secretary                     See biographical information in Part B of the
                                                  Registration Statement.

Michelle M.Sandberg Director                      See biographical information in Part B of the
                    and Treasurer                 Registration Statement.


Item 29.  Principal Underwriters

         (a) Dougherty Summit Securities LLC, the underwriter of the Registrant's shares, is principal underwriter for the shares of all series of VAM Institutional Funds, Inc.

         (b) The directors of the Underwriter and the positions of these individuals with respect to the Registrant are:



                                    Positions and Offices                  Positions and Offices
Name                                with Underwriter                       with Registrant

Gerald A. Kraut                     Chairman, and Director                 None

John G. Taft                        Director, President and                President
                                    Chief Executive Officer
Robert H. Paymar                    Director and Executive                 None
                                    Vice President
G. James Spinner                    Director, Executive Vice               None
                                    President and Treasurer
Michael E. Dougherty                Director                               Director

Thomas J. Abood                     Secretary                              Secretary


The address of each of the executive officers is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

         (c)      Not applicable.

Item 30.  Location of Accounts and Records

         The custodian for the Registrant is First Trust National Association, 180 East Fifth Street, St. Paul, Minnesota 55101. The dividend disbursing, administrative and accounting services agent of Registrant is Voyageur Asset Management LLC. The address of Voyageur Asset Management LLC and the Registrant is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         (a)      Not applicable.

         (b)      Not applicable.

         (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.


                                     PART C
                          VAM INSTITUTIONAL FUNDS, INC.
           VAM Financial Institutions Intermediate Duration Portfolio
                    VAM Financial Institutions Core Portfolio

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements - as filed.


(b)      Exhibits
         1     Amended and Restated Articles of Incorporation (1)
         1.1   Certificate of Designation of Series H, Series I and Series J (2)
         2.1   Bylaws, as amended (1)
         2.2   Amendment to the Bylaws (2)
         3     Not applicable
         4     Not applicable
         5.1   Investment Advisory Agreement for Series H (2)
         5.2   Investment Advisory and Management Agreement for Series I
                    and J(2)
         5.3   Sub-Advisory Agreement for Series H (2)
         5.4   Sub-Investment Advisory Agreement for Series I and J (2)
         6.1   Distribution Agreement (5)
         6.2   Form of Dealer Sales Agreement (1)
         7     Not applicable
         8.1   Custodian Agreement for Series H (3)
         8.2   Custodian Agreement for Series I and Series J (4)
         9.1   Administrative Services Agreement (2)
         10.1  Opinion and Consent of Dorsey & Whitney LLP with respect to
               Series H, I and J (2)
         11    Consent of KPMG Peat Marwick LLP (5)
         12    Not applicable
         14    Not applicable
         15.1  Plan of Distribution for Series H (2)
         15.2  Service Plan for Series I and J (2)
         16    Calculations of Yield (5)
         17    Master Power of Attorney (1)
----------------
         (1) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed August 1, 1995.
         (2) Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed April 30, 1997.
         (3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement of Voyageur Funds, Inc. (File No. 33-16270) on Form N-1A filed October 31, 1995.
         (4) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of Voyageur Funds, Inc. (File No. 33-16270) on Form N-1A filed March 15, 1996.
         (5) Filed herewith.


Item 25.  Persons Controlled by or Under Common Control with Registrant


         Voyageur Asset Management LLC serves as investment manager to VAM Institutional Funds, Inc., an open-end investment management company which currently offers its shares in eight series, the following four of which have commenced investment operations:


                  Segall Bryant & Hamill Growth and Income Fund
                  VAM Financial Institutions Intermediate Duration Portfolio VAM Financial Institutions Core Portfolio
                  VAM Mid Cap Stock Fund

Item 26.  Number of Holders of Securities


         As of January 31, 1998, the number of record owners of common shares of each Fund was:


         Fund                               Number of Record Holders
         Intermediate Duration Portfolio             21
         Core Portfolio                              28

Item 27.  Indemnification

         The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

         The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

         In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification has (a) not received indemnification for the same conduct from any other party or organization; (b) acted in good faith; (c) received no improper personal benefit; (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful; (e) reasonably believed that the conduct was in the best interest of the Registrant, or in certain contexts, was not opposed to the best interest of the Registrant; and (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

         If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and (b) after a determination that the facts then known to those making the determination would not preclude indemnification under
Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 28.  Business and Other Connections of Investment Adviser

         Information on the business of the Adviser is described in the section of the Prospectus, incorporated by reference in this Registration Statement, entitled "Management" and in the section of the Statement of Additional Information entitled "The Investment Adviser, Sub-Adviser, Administrative Services, Expenses and Brokerage" filed as part of this Registration Statement. The name and principal occupation(s) during the past two fiscal years of each director and executive officer of Marquette Trust Company, N.A., Adviser to VAM Financial Institutions Intermediate Duration Portfolio and VAM Financial Institutions Core Portfolio, are set forth below. The business address of each is 60 South Sixth Street, Suite 4040, Minneapolis, Minnesota 55402.


Name and Address         Position with Adviser              Principal Occupation(s)

Thomas H. Jenkins        Director                           President of Marquette Capital Bank since
                                                            June 1993; Senior Vice President of
                                                            Marquette Bancshares, Inc. since January
                                                            1993.

Jai L. Kim               Director                           Vice President and Corporate Counsel
a/k/a Jay L. Kim                                            Marquette Bancshares, Inc. since August
                                                            1993.

John G. Flesch           President, Director and            President and CEO of Marquette Trust Company
                         Chairman of the Board              since 1996; previously President of IAI Trust
                                                            Company and Vice President at Piper Trust.

Jerry Hayes              Director                           CEO, Search Corporation since May, 1996;
                                                            previously, President and CEO of Inter-Regional
                                                            Financial Group.

Doug Hile                Director                           President, Marquette Bank, N.A. since January 1995;
                                                            Senior Vice President of MBI since January 1993.

Christie Haagensen       Senior Vice President              Senior Vice president of Trust Operations for
                         Resolution Officer                 Marquette Trust Company since 1996; previously,
                         and Assistant Secretary            Director of Trust Operations at IAI and Trust
                                                            Operations Manager at Piper Trust.

James Hausman            Senior Vice President              Senior Vice President and Market Manager for the
                                                            Rochester office of Marquette Trust Company since 1995.

         The name and principal occupations(s) during the past two fiscal years of each director and officer of the Sub-Adviser are set forth below. The business address of each is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.


Name and Address         Position with Sub-Adviser          Principal Occupation(s)

John G. Taft             Director                           See biographical information in Part B of the
                                                            Registration Statement.

Frank C.Tonnemaker       Director, Chairman of the          Chairman and Chief Executive Officer of the
                         Board and Chief Executive          Adviser since 1998; previously, Distribution
                         Officer                            Representative with Delaware Management
                                                            Holdings, Co. from May 1997 to December 1997,
                                                            President of Voyageur Fund Distributors, Inc.,
                                                            predecessor of the Underwriter of the Funds
                                                            from 1995 to 1997, Executive Vice President of
                                                            Voyageur Fund Managers, Inc., predecessor of
                                                            the Adviser of the Funds from 1995 to 1997.

Gerald A. Kraut          Director                           Director and Chairman of the Board of the Adviser;
                                                            Director, President and Chief Executive Officer of DFG;
                                                            Director and Chairman of the Underwriter, Director,
                                                            Chairman and Chief Executive Officer of Dougherty
                                                            Funding LLC, Chairman and Director of Itasca Business
                                                            Credit LLC, Director of the Clifton Investment Management
                                                            Group and a member of Segall Bryant & Hamill management
                                                            committee, all since 1997.

Michael E. Dougherty     Director                           See biographical information in Part B of the
                                                            Registration Statement.

James C. King            Director                           See biographical information in Part B of the
                                                            Registration Statement.

Louis V. Nanne           Director                           Director of the Adviser since 1998; Senior Vice
                                                            President of the Adviser since 1995; previously,
                                                            Senior Vice President with Piper Capital Management
                                                            from 1991 to 1995.

Thomas J. Abood          Secretary                          See biographical information in Part B of the
                                                            Registration Statement.

Michelle M. Sandberg     Director and Treasurer             See biographical information in Part B of the
                                                            Registration Statement.

Item 29.  Principal Underwriters


         (a) Dougherty Summit Securities LLC, the underwriter of the Registrant's shares, is principal underwriter for the shares of all series of VAM Institutional Funds, Inc.


         (b) The directors of the Underwriter and the positions of these individuals with respect to the Registrant are:



                                    Positions and Offices                  Positions and Offices
Name                                with Underwriter                       with Registrant

Gerald A. Kraut                     Chairman, and Director                 None


John G. Taft                        Director, President and                President
                                    Chief Executive Officer
Robert H. Paymar                    Director and Executive                 None
                                    Vice President
G. James Spinner                    Director, Executive Vice               None
                                    President and Treasurer

Michael E. Dougherty                Director                               Director

Thomas J. Abood                     Secretary                              Secretary

The address of each of the executive officers is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

         (c)      Not applicable.

Item 30.  Location of Accounts and Records

         The custodian for the Intermediate Duration Portfolio and the Core Portfolio series of the Registrant is Marquette Trust Company, N.A., 60 South Sixth Street, Suite 4040, Minneapolis, Minnesota 55402. The dividend disbursing, administrative and accounting services agent of Registrant is Voyageur Asset Management LLC. The address of Voyageur Asset Management LLC and the Registrant is 90 South Seventh Street, Suite 4300, Minneapolis, Minnesota 55402.

Item 31.  Management Services

         Not applicable.

Item 32.  Undertakings

         (a)      Not applicable.

         (b)      Not applicable.

         (c) Each recipient of a prospectus of any series of the Registrant may request the latest Annual Report of such series, and such Annual Report will be furnished by the Registrant without charge.


                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 26th day of February 1998.


                                      VAM INSTITUTIONAL FUNDS, INC.



                                      By        s/s John G. Taft
                                        John G. Taft, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                         Title                               Date


/s/ John G. Taft                President (Principal           February 25, 1998
-----------------------         Executive Officer)
John G. Taft


s/s Michelle M. Sandberg        Treasurer (Principal           February 25, 1998
-----------------------         Financial and Accounting
Michelle M. Sandberg            Officer)


James W. Nelson*                Director

Robert J. Odegard*              Director

Richard F. McNamara*            Director

Thomas F. Madison*              Director




/s/ Thomas J. Abood             Attorney-in-Fact               February 25, 1998
-------------------------
  Thomas J. Abood
  (Pursuant to a Power of Attorney dated January 24, 1995)